Filed with the U.S. Securities and Exchange Commission on February 24, 2016

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 699	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 701	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on _____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 699 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed for the purpose of responding to Staff comments with respect to the Trust’s two new series:  O’Shaughnessy Market Leaders Value Fund and O’Shaughnessy Small Cap Value Fund.

P R O S P E C T U S
February 24 , 2016

O’Shaughnessy Market Leaders Value Fund
Class I   – OFVIX

O’Shaughnessy Small Cap Value Fund
Class I – OFSIX

(Each a “Fund,” together, the “Funds”)

Each Fund is a series of
Advisors Series Trust (the “Trust”)

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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2

SUMMARY SECTION

O’Shaughnessy Market Leaders Value Fund

Investment Objective
The O’Shaughnessy Market Leaders Value Fund’s (the “Value Fund”) investment objective is to seek long-term capital appreciation and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.

		Class I
SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.55%
Other Expenses(1)		0.69%
Shareholder Servicing Plan Fees	0.25%	_____
Total Annual Fund Operating Expenses		1.49%
Less: Fee Waiver and Expense Reimbursement(2)		-0.84%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.65%
(1)	Other Expenses are based on estimated amounts for the current fiscal year.
(2)
O’Shaughnessy Asset Management, LLC (the “Adviser”) has agreed to pay for all operating expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) incurred by the Value Fund to the extent necessary to limit Total Annual Fund Operating Expenses for the Fund to 0.65% of the average daily net assets of the Class I shares through at least November 27, 2017 (the “expense limitation”).  The expense limitation may be discontinued at any time after November 27, 2017.  The Adviser may not recoup amounts subject to the expense limitation in future periods.

Example
This Example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$66	$388

Portfolio Turnover
The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  As the Fund has not yet begun operations, it does not have any portfolio turnover as of the date of this Prospectus.

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Principal Investment Strategies of the Fund
Under normal market conditions, the Value Fund invests primarily in a diversified portfolio of common stocks and other equity securities of companies of all sizes , including but not limited to American Depositary Receipts (“ADRs”), preferred stocks, limited partnerships, and convertible securities .  The Adviser employs a bottom-up, quantitative, factor-based approach to security selection based on research and analysis of historical data.  The Adviser may eliminate or substitute factors at its discretion. Portfolio securities may be sold generally upon periodic rebalancings of the Fund’s portfolio.  The Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.  The Fund may from time to time emphasize investment in certain sectors of the market.

The Adviser screens securities using a factor-based model that seeks to identify market leading companies by analysis of a number of factors including, but not limited to, low valuations, strong financial strength, conservative earnings reporting (earnings quality), strong earnings growth, market capitalization and volume.   The Value Fund selects companies that offer a strong “shareholder yield” – the combination of dividend yield and the rate at which the company is buying back shares of its stock – at the time of initial purchase.   While stocks often have both a strong dividend yield and a high rate of share repurchases, that may not always be the case.  An individual stock may be deemed to be attractive even if its entire shareholder yield is generated from either dividends or share repurchases.   Due to ongoing research, the Adviser may modify the characteristics utilized in the investment strategy, without prior notice to shareholders, in order to better achieve the investment objective.

The Value Fund will primarily invest in common stocks of U.S. issuers but may also invest up to 20% of its total assets in common stocks of foreign securities and issuers, which may also include issuers located in emerging markets and frontier markets, also known as “pre-emerging markets,” as defined by countries listed on the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and/or the MSCI Frontier Markets Index.  The Fund may also invest up to 20% of its total assets in depositary receipts of foreign based companies (i.e. American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), etc.) whose common stock is not itself listed on a U.S. exchange.  Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.   The Fund may invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Value Fund.  The following principal risks could affect the value of your investment:

●
Market Risk and Equity Risk.  The market value of securities owned by the Fund may decline.  Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply.

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●	Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to meet the Fund’s investment objective.

●
Foreign Securities Risk.  The risks of investing in the securities of foreign issuers, including depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

●	Emerging Markets Risk. There is an increased risk of price volatility associated with emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

●
Frontier Markets Risk.  There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.

●
Medium-Sized Companies Risk.   A medium-sized company may be more vulnerable to adverse business or economic events than stocks of larger companies.  These stocks present greater risks than securities of larger, more diversified companies.

●
Depositary Receipt Risk.  The Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

●
Value Style Investing Risk.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.   Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

●
Sector Risk.  To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

●
New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

●
Investment Company Risk.   When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

Performance
When the Value Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available by calling 1-877-291-7827 or by visiting www.osfunds.com.

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Management
Investment Adviser: O’Shaughnessy Asset Management, LLC is the Value Fund’s investment adviser.

Portfolio Managers: James O’Shaughnessy, Chief Investment Officer and Lead Portfolio Manager, and Christopher Meredith, Portfolio Manager, have been primarily responsible for the day-to-day management of the Fund since its inception in February 2016.

Purchase and Sale of Fund Shares
You may purchase, exchange, or redeem Value Fund shares on any business day by written request via mail (O’Shaughnessy Market Leaders Value Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-877-291-7827, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.

Class I shares require a minimum investment of $1 million, are generally available for purchase only by institutional investors, retirement accounts or high net worth individuals and have no minimum subsequent investment requirements, provided the other eligibility requirements for purchase are met.

Tax Information
The Value Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”).  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Value Fund through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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SUMMARY SECTION

O’Shaughnessy Small Cap Value Fund

Investment Objective
The O’Shaughnessy Small Cap Value Fund’s (the “Small Cap Fund”) investment objective is to seek long-term capital appreciation and income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.

		Class I
SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.85%
Other Expenses(1)		0.69%
Shareholder Servicing Plan Fees	0.25%	____
Total Annual Fund Operating Expenses		1.79%
Less: Fee Waiver and Expense Reimbursement(2)		-0.80%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.99%
(1)	Other Expenses are based on estimated amounts for the current fiscal year.
(2)
O’Shaughnessy Asset Management, LLC (the “Adviser”) has agreed to pay for all operating expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and extraordinary expenses) incurred by the Small Cap Fund to the extent necessary to limit Total Annual Fund Operating Expenses for the Fund to 0.99% of the average daily net assets of the Class I shares through at least November 27, 2017 (the “expense limitation”).  The expense limitation may be discontinued at any time after November 27, 2017.  The Adviser may not recoup amounts subject to the expense limitation in future periods.

Example
This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$101	$485

Portfolio Turnover
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  As the Fund has not yet begun operations, it does not have any portfolio turnover as of the date of this Prospectus.

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Principal Investment Strategies of the Fund
Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in a diversified portfolio of common stocks of small cap companies.  Under current market conditions, the Adviser defines a small cap company as a company with a market capitalization range (at time of initial purchase or rebalance) of those that are included in the Russell 2000® Index (which consists of companies with capitalizations from approximately $177 million up to approximately $4.3 billion as of October 14, 2015).  The Fund may from time to time emphasize investment in certain sectors of the market.

The Adviser employs a bottom-up, quantitative, factor-based approach for security selection based on research and analysis of historical data.  The Adviser screens for companies within the market capitalization range.  The Adviser then screens securities for companies that are priced cheaply relative to their fundamentals, such as sales, earnings and cash flows.  In selecting securities, the Adviser evaluates factors that may include, but are not limited to:  avoiding names with recent poor price momentum, companies with strong financial strength, conservative earnings reporting (earnings quality) and strong earnings growth.  The Adviser may eliminate or substitute factors at its discretion.  Portfolio securities may be sold generally upon periodic rebalancings of the Small Cap Fund’s portfolio.  The Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.

The Small Cap Fund will primarily invest in common stocks of U.S. issuers but may also invest up to 20% of its total assets in common stocks of foreign securities and issuers, which may also include issuers located in emerging markets and frontier markets, also known as “pre-emerging markets,” as defined by countries listed on the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and/or the MSCI Frontier Markets Index. The Fund may also invest up to 20% of its total assets in depositary receipts of foreign based companies (i.e. American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), etc.) whose common stock is not itself listed on a U.S. exchange.  Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.   The Fund may invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Small Cap Fund.  The following principal risks could affect the value of your investment:

●
Market Risk and Equity Risk. The market value of securities owned by the Fund may decline.  Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply.

●	Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to meet the Fund’s investment objective.

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●
Small-Sized Company Risk.  Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies. Additionally, due to the lower amount of trading volume associated with small cap companies, there is a risk of occasional trading challenges due to liquidity issues. Liquidity issues can negatively affect performance by increasing the costs associated with trading in and out of positions.

●
Foreign Securities Risk.  The risks of investing in the securities of foreign issuers, including depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

●
Emerging Markets Risk.  There is an increased risk of price volatility associated with emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.

●
Frontier Markets Risk.  There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.

●
Depositary Receipt Risk.  The Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

●
Value Style Investing Risk.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.   Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

●
Sector Risk.  To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

●
New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

●
Investment Company Risk.   When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

Performance
When the Small Cap Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available by calling 1-877-291-7827 or by visiting www.osfunds.com.

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Management
Investment Adviser: O’Shaughnessy Asset Management, LLC is the Small Cap Fund’s investment adviser.

Portfolio Managers: James O’Shaughnessy, Chief Investment Officer and Lead Portfolio Manager, and Christopher Meredith, Portfolio Manager, have been primarily responsible for the day-to-day management of the Fund since its inception in February 2016.

Purchase and Sale of Fund Shares
You may purchase, exchange, or redeem Small Cap Fund shares on any business day by written request via mail (O’Shaughnessy Small Cap Value Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-877-291-7827, or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.

Class I shares require a minimum investment of $1 million, are generally available for purchase only by institutional investors, retirement accounts or high net worth individuals and have no minimum subsequent investment requirements, provided the other eligibility requirements for purchase are met.

Tax Information
The Small Cap Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement accounts (“IRA”).  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Small Cap Fund through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
STRATEGIES, RELATED RISKS AND PORTFOLIO HOLDINGS INFORMATION

Value Fund

Investment Objective
The Value Fund’s investment objective is to seek long-term capital appreciation and current income.  The Fund’s investment objective is a non-fundamental policy and may be changed by the Board without shareholder approval.  If the Fund’s investment objective changes, the Fund will provide 60 days’ prior written notice to shareholders before implementing the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes.  There are risks inherent in all investments in securities; accordingly, there can be no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies and Risks
Under normal market conditions, the Value Fund invests primarily in a diversified portfolio of common stocks and other equity securities of companies of all sizes , including but not limited to ADRs, preferred stocks, limited partnerships, and convertible securities .  The Adviser employs a bottom-up, quantitative, factor-based approach to security selection based on research and analysis of historical data.  The Adviser may eliminate or substitute factors at its discretion. Portfolio securities may be sold generally upon periodic rebalancings of the Fund’s portfolio.  The Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.  The Fund may from time to time emphasize investment in certain sectors of the market.

The Adviser screens securities using a factor-based model that seeks to identify market leading companies by analysis of a number of factors including, but not limited to, low valuations, strong financial strength, conservative earnings reporting (earnings quality), strong earnings growth, market capitalization and volume.   The Value Fund selects companies that offer a strong “shareholder yield” – the combination of dividend yield and the rate at which the company is buying back shares of its stock – at the time of initial purchase.   While stocks often have both a strong dividend yield and a high rate of share repurchases, that may not always be the case.  An individual stock may be deemed to be attractive even if its entire shareholder yield is generated from either dividends or share repurchases.   Due to ongoing research, the Adviser may modify the characteristics utilized in the investment strategy, without prior notice to clients, in order to better achieve the investment objective.

The Value Fund will primarily invest in common stocks of U.S. issuers but may also invest up to 20% of its total assets in common stocks of foreign securities and issuers, which may also include issuers located in emerging markets and frontier markets, also known as “pre-emerging markets,” as defined by countries listed on the MSCI Emerging Markets Index and/or the MSCI Frontier Markets Index. The Fund may also invest up to 20% of its total assets in depositary receipts of foreign based companies (i.e. ADRs, EDRs, and GDRs, etc.) whose common stock is not itself listed on a U.S. exchange.  Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.   The Fund may invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).

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The Value Fund may from time to time emphasize investment in certain sectors of the market.  To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

The financial markets in general are subject to volatility and may at times, including currently, experience periods of extreme volatility and uncertainty, which may affect all investment securities, including equity securities.  The markets for securities in which the Value Fund may invest may not function properly, which may affect the value of such securities and such securities may become illiquid.  New or proposed laws may have an impact on the Fund’s investments and the Adviser is unable to predict what effect, if any, such legislation may have on the Fund.

As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Value Fund’s performance may lag behind that of similar funds.

Small Cap Fund

Investment Objective
The Small Cap Fund’s investment objective is to seek long-term capital appreciation and income.  The Fund’s investment objective, including its policy of investing at least 80% of the value of its net assets in the particular type of investments suggested by the Fund’s name, is a non-fundamental policy and may be changed by the Board without shareholder approval.  If the Fund’s investment objective changes, or if its 80% policy changes, the Fund will provide 60 days’ prior written notice to shareholders before implementing the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes.  There are risks inherent in all investments in securities; accordingly, there can be no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies and Risks
Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in a diversified portfolio of commons stocks of small cap companies.  Under current market conditions, the Adviser defines a small cap company as a company with a market capitalization range (at time of initial purchase or rebalance) of those that are contained in the Russell 2000® Index (which consists of companies with capitalizations from approximately $177 million up to approximately $4.3 billion as of October 14, 2015).  The Fund may from time to time emphasize investment in certain sectors of the market.

The Adviser employs a bottom-up, quantitative, factor-based approach for security selection based on research and analysis of historical data.  The Adviser screens for companies within the market capitalization range.  The Adviser then screens securities for companies that are priced cheaply relative to their fundamentals, such as sales, earnings and cash flows.  In selecting securities, the Adviser evaluates factors that may include, but are not limited to:  avoiding names with recent poor price momentum, companies with strong financial strength, conservative earnings reporting (earnings quality) and strong earnings growth.  The Adviser may eliminate or substitute factors at its discretion.  Portfolio securities may be sold generally upon periodic rebalancings of the Small Cap Fund’s portfolio.  The Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.

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The Small Cap Fund will primarily invest in common stocks of U.S. issuers but may also invest up to 20% of its total assets in common stocks of foreign securities and issuers, which may also include issuers located in emerging markets and frontier markets, also known as “pre-emerging markets,” as defined by countries listed on the MSCI Emerging Markets Index and/or the MSCI Frontier Markets Index. The Fund may also invest up to 20% of its total assets in depositary receipts of foreign based companies (i.e. ADRs, EDRs, and GDRs, etc.) whose common stock is not itself listed on a U.S. exchange.  Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.   The Fund may invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).

The Small Cap Fund may from time to time emphasize investment in certain sectors of the market.  To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

The financial markets in general are subject to volatility and may at times, including currently, experience periods of extreme volatility and uncertainty, which may affect all investment securities, including equity securities.  The markets for securities in which the Small Cap Fund may invest may not function properly, which may affect the value of such securities and such securities may become illiquid.  New or proposed laws may have an impact on the Fund’s investments and the Adviser is unable to predict what effect, if any, such legislation may have on the Fund.

As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Small Cap Fund’s performance may lag behind that of similar funds.

Related Risks – Both Funds

Market Risk and Equity Risk.  The Funds are designed for long-term investors who can accept the risks of investing in a portfolio with significant equity holdings.  Equity holdings tend to be more volatile than other investment choices such as bonds and money market instruments.  The value of a Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

Management Risk.  The skill of the Adviser will play a significant role in each Fund’s ability to achieve its investment objective.  Each Fund’s ability to achieve its investment objective depends on the ability of the Adviser to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods.  In addition, each Fund’s ability to achieve its investment objective depends on the Adviser’s ability to select investments, particularly in volatile stock markets.  The Adviser could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.

Foreign Securities and Foreign Currency Risk.  Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars.  Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers.  These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action.  Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

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In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers.  There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries.  Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Funds may experience settlement difficulties or delays not usually encountered in the United States.

Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Funds are not fully invested or attractive investment opportunities are foregone.

In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers, including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.

Since each Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, each Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments.  Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies.  In addition, the Funds will incur costs in connection with conversions between various currencies.

The Funds may purchase and sell foreign currency on a spot (i.e., cash) basis in connection with the settlement of transactions in securities traded in such foreign currency.  The Funds also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”).  A foreign currency forward contract is a negotiated agreement between the contracting to exchange a specified amount of currency at a specified future time at a specified rate.  The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.

The Funds may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency futures contract for such amount.  Such strategies may be employed before a Fund purchases a foreign security traded in the currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received.  Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline.  Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken.  Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

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Emerging Markets and Frontier Markets Risk.  There is an increased risk of price volatility associated with emerging market countries and frontier market countries (pre-emerging markets), which may be magnified by currency fluctuations relative to the U.S. dollar.  Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity. Frontier markets are a subset of emerging markets. Frontier markets generally have smaller economies or less developed capital markets than emerging markets and, as a result, the risks of investing in emerging markets may be magnified in frontier market countries. In addition, frontier market securities may have less liquidity and frontier markets may lack established legal, political, regulatory, business, and social frameworks to support securities markets when compared to more developed emerging markets.

Depositary Receipt Risk.  Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers.  In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile.

Value Stock Risk.  Value stocks can perform differently from the market as a whole and from other types of stocks.  Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.  Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed.  While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn.  Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation.  Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Sector Risk.  To the extent a Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.  Sector risk is the risk that investments within the same economic sector may decline in price due to sector-specific market or economic developments.  Although the Adviser selects stocks on their individual merits, it is expected that when a Fund’s investments are categorized into its respective economic sectors, some sectors will represent a larger portion of the overall portfolio than other sectors.  As a result, potential negative developments affecting one of the larger sectors could have a greater impact on a Fund than a fund with fewer holdings in that sector.

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New Fund Risk.  The Funds are new with no operating history.  There can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Funds.  The Board can liquidate a Fund without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Investment Company Risk.   When a Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  A Fund also will incur brokerage costs when it purchases ETFs.

Related Risk – Applicable to the Value Fund

Medium-Sized Companies Risk.   Investing in securities of medium-sized companies may involve greater risk than investing in larger, more established companies because they can be subject to more abrupt or erratic share price changes.  Medium-sized companies may have limited product lines, or limited market or financial resources and their management may be dependent on a limited number of key individuals.  Securities of these companies may have limited market liquidity and their prices may be more volatile.  These stocks present greater risks than securities of larger, more diversified companies.

Related Risk – Applicable to the Small Cap Fund

Small-Sized Companies Risk.  Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.  Small-sized companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.  Securities of those companies may have limited market liquidity and their prices may be more volatile. Additionally, due to the lower amount of trading volume associated with small cap companies, there is a risk of occasional trading challenges due to liquidity issues. Liquidity issues can negatively affect performance by increasing the costs associated with trading in and out of positions.

Other Investments and Risk Factors.  For cash management purposes, the Funds may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash.  Such transactions are considered loans by a Fund and are subject to the risk of default by the other party.  The Funds will only enter into such agreements with parties deemed to be creditworthy by the Funds’ investment adviser under guidelines approved by the Board.

Each Fund may hold up to 15% of its net assets in illiquid securities and certain restricted securities.  Such securities may be difficult or impossible to sell at the time and the price that the Fund would like.  Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

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Further information about these types of investments and other investment practices that may be used by the Funds is contained in the Funds’ SAI.

Temporary Defensive Strategy. When adverse market, economic, political or other conditions dictate a more defensive investment strategy, each Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in cash equivalents including money-market funds, obligations of the U.S. government, its agencies or instrumentalities, obligations of foreign sovereignties, other high-quality debt securities, including prime commercial paper, repurchase agreements and bank obligations, such as bankers’ acceptances and certificates of deposit.  Under normal market conditions, the potential for capital appreciation on these securities will tend to be lower than the potential for capital appreciation on other securities that may be owned by a Fund.  In taking such a defensive position, a Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.  Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports are available by contacting the O’Shaughnessy Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 1-877-291-7827 and on the SEC’s website at www.sec.gov.

MANAGEMENT OF THE FUNDS

Investment Adviser
O’Shaughnessy Asset Management, LLC, is located at 6 Suburban Avenue, Stamford, Connecticut 06901, and is the Funds’ investment adviser. The Adviser delivers a broad range of equity portfolios to individual investors, institutional investors and high net-worth clients of financial advisors.  The Adviser also serves as a sub-adviser to a family of mutual funds that are registered in Canada.  As of November 30, 2015, the Adviser managed over $5.96 billion in assets.

The Adviser provides the Funds with advice on buying and selling securities.  For its services, the Adviser is entitled to receive a monthly management fee based upon the average daily net assets of each of the Funds at the following annual rates:

Average Daily Net Assets between
	$0 and $25 million	$25 and $100 million	in excess of $100 million
Market Leaders Value Fund	0.55%	0.45%	0.35%
Small Cap Value Fund	0.85%	0.75%	0.60%

A discussion regarding the basis for the Board’s approval of the Funds’ investment advisory agreement will be available in the Funds’ semi-annual report for the period ending January 31, 2016.

The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services other than the O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund, O’Shaughnessy Small/Mid Cap Growth Fund, O’Shaughnessy Emerging Markets Fund, O’Shaughnessy Global Equity Fund, and the O’Shaughnessy International Equity Fund (the “O’Shaughnessy Funds”), nor do they share the same investment adviser with any other series.

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Portfolio Managers
The Funds are managed by the Adviser.  The Adviser’s portfolio management team consists of portfolio managers and analysts.  Current members of the team jointly and primarily responsible for the day-to-day management of the Funds’ portfolios are James O’Shaughnessy, Chief Investment Officer and Lead Portfolio Manager, and Christopher Meredith, Portfolio Manager.

Messrs. O’Shaughnessy and Meredith have been associated with the Adviser in an investment capacity since 2007 and began managing each Fund at its inception.  From 2001 to 2007, Mr. O’Shaughnessy was associated in an investment management capacity with Bear Stearns Asset Management.  Prior to joining Bear Stearns Asset Management, Mr. O’Shaughnessy had investment management responsibilities at O’Shaughnessy Capital Management from 1987 to 1999 and at Netfolio, Inc. from 1999 to 2001.

Mr. O’Shaughnessy is the lead portfolio manager of each Fund.  Any changes to the Funds’ investment strategies, factors, and/or models must be approved by Mr. O’Shaughnessy.  Mr. Meredith is a senior portfolio manager of each Fund.  Mr. Meredith oversees the daily activity, investment transactions, and rebalancing of the Funds, however, Mr. O’Shaughnessy is responsible for the execution of the overall strategy of each Fund.

The SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Similarly Managed Account Performance
As of the date of this Prospectus, the Funds had not yet commenced operations.  When these Funds have completed a full calendar year of investment operations, this Prospectus will include charts that show calendar year total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to an appropriate benchmark index.  This information could serve as a basis for investors to evaluate a Fund’s performance and risks by looking at how the Fund’s performance varies from year to year and how the Fund’s performance compares to an appropriate broad-based securities market index.

Each Fund will be managed in a manner that is substantially similar to certain other accounts (each, a “Composite” and collectively referred to herein as the “Composites”) managed by the Adviser.  Each Composite has investment objectives, policies, strategies and risks substantially similar to those of the applicable Fund.  The individuals responsible for the management of the Composites are the same individuals responsible for the management of the Funds.  You should not consider the past performance of the Composites as indicative of the future performance of the Funds.

The following tables set forth performance data relating to the Composites which represent s all accounts managed by the Adviser in a substantially similar manner to the portfolios of the Funds.  The data is provided to illustrate the past performance of the Adviser and portfolio managers in managing substantially similar accounts as measured against appropriate indices, and does not represent the performance of the Funds.  The Composites shown are not subject to the same types of expenses to which the Funds are subject, the Composites are rebalanced differently and less frequently than the Funds which will affect, among other things, transactions costs and may affect the comparability of performance, nor are the Composites subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the 1940 Act or Subchapter M of the Code.  Consequently, the performance results for each Composite expressed below could have been adversely affected if it had been regulated as an investment company under the federal securities laws.

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Performance Results	Average Annual Returns for the Periods Ended December 31, 2015(1)
	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception (12/1/2001)
Market Leaders Value Composite (gross of fee)	-7.30%	12.80%	10.50%	11.16%
Market Leaders Value Composite (net of fee)	-8.06%	12.15%	8.85%	9.40%
Russell 3000® Index(2)	0.48%	12.18%	7.35%	6.78%
Standard & Poor’s 500® Index(3)	1.38%	12.57%	7.31%	6.35%
(1)	As of December 31, 2015, the Market Leaders Value Composite was comprised of 568 accounts with approximately $ 936,284,085.36 in assets.
(2)	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
(3)	The Standard & Poor’s 500® Index is a market-weighted index of 500 widely held common stocks of companies chosen for market size, liquidity and current index membership.

The management fee and operating expenses charged to institutional separate accounts in the Market Leaders Value Composite are 0.55% on the first $25 million, 0.45% on assets over $25 million and 0.35% on assets over $100 million. The performance results shown are both gross and net of all fee s .  The fees of the Value Composite differ from the fees of the Value Fund.  The fees and expenses associated with an investment in the Market Leaders Value Composite are lower than the fees and expenses (after taking into account the Expense Cap) associated with an investment in the Class I shares of the Fund, so that if the Market Leaders Value Composite’s expenses were adjusted for these Fund expenses, its performance would have been lower.

Performance Results	Average Annual Returns for the Periods Ended December 31, 2015(1)
	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception (3/1/2004)
Small Cap Value Composite (gross of fee)	-6.98%	9.67%	9.68%	11.50%
Small Cap Value Composite (net of fee)	-8.68%	7.97%	7.54%	9.25%
Russell 3000® Index(2)	0.48%	12.18%	7.35%	7.43%
Standard & Poor’s 500® Index(3)	1.38%	12.57%	7.31%	7.22%
(1)	As of December 31, 2015, the Small Cap Value Composite was comprised of 11 accounts with approximately $ 9,236,011.12 in assets.
(2)	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

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(3)	The Standard & Poor’s 500® Index is a market-weighted index of 500 widely held common stocks of companies chosen for market size, liquidity and current index membership.

The management fee and operating expenses charged to institutional separate accounts in the Small Cap Value Composite are 0.85% on the first $25 million, 0.75% on assets over $25 million and 0.60% on assets over $100 million. The performance results shown are both gross and net of all fee s .  The fees of the Small Cap Value Composite differ from the fees of the Small Cap Fund.  The fees and expenses associated with an investment in the Small Cap Value Composite are lower than the fees and expenses (after taking into account the Expense Cap) associated with an investment in the Class I shares of the Fund, so that if the Small Cap Value Composite’s expenses were adjusted for these Fund expenses, its performance would have been lower.

Fund Expenses
The Funds are responsible for their own operating expenses.  However, the Adviser has agreed to waive all or a portion of its management fee and pay Fund expenses (excluding AFFE, interest, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses to 0.65% of average daily net assets for the Value Fund’s Class I shares and to 0.99% of average daily net assets for the Small Cap Fund’s Class I shares, through at least November 27, 2017.  The Adviser’s expense limitation for the Funds may be discontinued at any time after November 27, 2017.  Any waiver of fees and payment of expenses made by the Adviser under the expense limitation may not be recouped by the Adviser in subsequent fiscal years.

SHAREHOLDER INFORMATION

Description of Share Classes
Currently, the Funds each have one class of shares – Class I.  Class I shares are charged a 0.25% shareholder servicing plan fee but are not charged a front-end sales load, a contingent deferred sales charge (“CDSC”) or a Rule 12b-1 distribution and service fee and are generally available for purchase only by institutional investors, retirement accounts or high net worth individuals.

Class I Shares
Class I shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $1 million, (ii) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $1 million, and (iv) qualified state tuition plan (529 plan) accounts.

Class I share participants in tax-exempt retirement plans must contact the plan’s administrator to purchase shares.  For plan administrator contact information, participants should contact their respective employer’s human resources department.  Class I share participants in fee-based investment programs should contact the program’s administrator or their financial adviser to purchase shares.  Transactions generally are effected on behalf of a tax-exempt retirement plan participant by the administrator or a custodian, trustee or record keeper for the plan and on behalf of a fee-based investment program participant by their administrator or financial adviser.  Class I shares institutional clients may purchase shares either directly or through an authorized dealer.

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Share Price
Class I shares of the Funds are sold at their NAV per share.  The Funds normally calculate their NAV per share as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally, 4:00 p.m., Eastern Time) on each day the NYSE is open for trading.  Shares of the Funds will not be priced and are not available for purchase when the NYSE and/or Federal Reserve are closed, including the following days:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran’s Day, Thanksgiving Day and Christmas Day.  The Funds calculate their NAV per share based on the market prices or official closing price of the securities (other than money market instruments) they hold.

Purchase and redemption requests are priced based on the next NAV per share calculated after receipt of such requests.  The NAV is the value of a Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV).  NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share).  The NAV takes into account the expenses and fees of a Fund, including management and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by a Fund that is listed on a securities exchange, including ADRs, EDRs and GDRs, is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  The Funds value most money market instruments they hold at an evaluated mean price.

When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board will regularly evaluate whether the Funds’ fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through their application by the Trust’s valuation committee.

The Funds will process purchase orders that they receive in good order and accept redemption orders that they receive in good order prior to the close of regular trading on a day in which the NYSE is open at the NAV per share determined later that day.  They will process purchase orders that they receive and accept and redemption orders that they receive after the close of regular trading at the NAV per share determined at the close of regular trading on the next day the NYSE is open.

Good order means that your purchase request includes (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your account application, and (4) a check payable to the applicable Fund.

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PURCHASING SHARES

There are several ways to purchase shares of the Funds.  An account application is used if you send money directly to the Funds by mail or wire.  Payment should be made by check in U.S. dollars and drawn on a domestic financial institution, savings and loan, or credit union, or sent by wire transfer.  Checks should be made payable to the Fund in which you are investing.

The Funds will not accept payment in cash or money orders.  To prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks or any conditional order or payment.

If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Funds as a result.

The Funds do not issue share certificates.  The Funds reserve the right to reject any purchase in whole or in part.  If you have questions about how to invest, or about how to complete the account application, please call an account representative at 1-877-291-7827.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program.  As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-877-291-7827 if you need assistance when completing your account application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Retirement Accounts
The Funds offer prototype documents for a variety of retirement accounts for individuals and small businesses.  Please call 1-877-291-7827 for information on:

•	Individual Retirement Plans, including Traditional IRAs and Roth IRAs.
•	Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings.  For more information, call the number listed above. You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account.  Fees charged by institutions may vary.

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You may Purchase Shares through an Investment Broker
The Funds have authorized one or more brokers to receive on their behalf purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf.  A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.  Customer orders will be priced at a Fund’s NAV, next computed after they are received by an authorized broker or the broker’s authorized designee.  Your shares will be held in the broker’s name, and the broker will maintain your individual ownership information.  The Funds or Adviser may pay the broker for maintaining these records as well as providing other shareholder services.  Additionally, investors may be charged a fee if they effect transactions through a broker or agent.  The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ Prospectus.

You may Send Money to the Funds by Mail
If you wish to invest by mail, simply complete the account application and mail it with a check (made payable to the Fund in which you are investing) to:

Regular Mail	Overnight Delivery
[Name of O’Shaughnessy Fund]	[Name of O’Shaughnessy Fund]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note:
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

You may Wire Money to the Funds
If you are making your first investment in the Funds, before you wire funds, please contact the Funds by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery or facsimile.  Upon receipt of your completed account application, your account will be established and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

You may then instruct your bank to initiate the wire.  Prior to sending the wire, please call the Funds at 1-877-291-7827 to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the Fund’s name, your name and account number so that your wire can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #: 075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C #112-952-137
FFC:	[Name of O’Shaughnessy Fund]
Shareholder Registration
Shareholder Account Number

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Wired funds must be received prior to 4:00 p.m., Eastern Time, or the close of the NYSE, whichever is earlier, to be eligible for same day pricing.  Neither the Funds nor U.S. Bank N.A. is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Please contact the Transfer Agent prior to sending a wire in order to ensure proper credit.  If you are making a subsequent purchase, your bank should wire funds as indicated above.  It is essential that your bank include complete information about your account in all wire instructions.

You may Purchase Additional Shares by Telephone
Unless you have declined the purchase by telephone option on your account application and if your account has been open for at least 15 calendar days, you may purchase additional shares by calling the Transfer Agent at 1-877-291-7827.  You may not make your initial purchase of Fund shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the ACH network.  You must have banking information established on your account prior to making a telephone purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern Time, or the close of the NYSE, whichever is earlier, shares will be purchased at the appropriate share price next calculated.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

When is Money Invested in the Fund?
Your share price will be the NAV next calculated after the Transfer Agent or your broker receives your request in good order.  “Good order” means that your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to the Fund in which you are investing.  All requests received in good order before 4:00 p.m. (Eastern Time), or the close of the NYSE, whichever is earlier, will be processed on that same day.  Requests received after 4:00 p.m. (Eastern Time), or the close of the NYSE, whichever is earlier, will be processed on the next business day.

What is the Price of the Fund?
Class I shares of the Funds are sold at NAV per share.  Each Fund’s NAV per share, or price per share, is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of its shares outstanding.  Each Fund’s assets are the market value of securities held in its portfolio, plus any cash and other assets.  Each Fund’s liabilities are fees and expenses it owes.  The number of Fund shares outstanding is the amount of shares which have been issued to shareholders.  The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the NAV per share next calculated after your order is received and accepted.

Minimum Investments
Class I shares require a minimum investment of $1 million, are generally available for purchase only by institutional investors, retirement accounts or high net worth individuals and have no minimum subsequent investment requirements, provided the other eligibility requirements for purchase are met.

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Waiving Your Initial Minimum Investment
The Adviser may waive the initial minimum in certain circumstances, including but not limited to the following:

●	Transfers of shares from existing accounts if the registration or beneficial owner remains the same.

●	Employees of the Adviser and its affiliates and their families.

●	Employees benefit plans sponsored by the Adviser.

●	Certain wrap programs offered by financial intermediaries.

●	Trustees of the Funds and their families.

●	Institutional clients of the Adviser.

●	Defined contribution plans or defined contribution plans that the Adviser believes will reach the $1 million minimum within the first year.

●	Registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Funds’ distributor.

●	Qualified broker-dealers who have entered into an agreement with the Funds’ distributor.

The initial minimum investment for Class I shares may also be waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform, provided the aggregate value of such accounts invested in Class I shares is at least $1 million or is anticipated by the Adviser to reach $1 million.

Subsequent Investments
You may purchase additional shares of the Funds by sending a check, with the stub from an account statement, to the Funds at the address above.  Please also write your account number on the check.  If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.  If you want to invest additional money by wire, it is important for you to first call the Funds at 1-877-291-7827.

Automatic Investment Plan (“AIP”)
You may make regular monthly investments in the Funds using the AIP.  In order to participate in the AIP, your financial institution must be an Automated Clearing House (“ACH”) member.  An ACH debit is drawn electronically against your account at a financial institution of your choice for investment into the Fund on the day of the month you selected.  There is no charge by the Fund for this service.  The Funds may terminate or modify this privilege at any time.  You may terminate or modify your participation by notifying the Transfer Agent by telephone or in writing at least five business days prior to the effective date.  Once the initial minimum investment is made, the subsequent minimum monthly investment amount is $100.  A request to change bank information may require a signature authentication from a Signature Validation Program member or other acceptable financial institution source.  Additionally, the Transfer Agent will charge a $25 fee for any payment returned as unpaid.  You will also be responsible for any losses suffered by the Funds as a result.  To establish the AIP, an investor must complete the appropriate section of the account application.  For additional information on the AIP, please call the Transfer Agent at 1-877-291-7827.

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Other Purchase Programs
Holders of Class I shares of the Funds must contact the plan administrator or their financial adviser to purchase, redeem or exchange shares and to understand the shareholder services available to such holders. Holders of Class I shares in tax-exempt retirement plans should contact the appropriate tax-exempt retirement plan administrator for information regarding the administration of participants’ investments in the shares.

Exchange Privilege
As a shareholder, you have the privilege of exchanging shares of one O’Shaughnessy Fund for shares of another O’Shaughnessy Fund in the Trust.  However, you should note the following:

●	Exchanges may only be made between like share classes;

●	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;

●	Before exchanging into a Fund, read about the Fund in this Prospectus;

●
Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as short-term or long-term capital gain or loss depending on the period shares are held, subject to certain limitations on the deductibility of losses;

●
Each Fund reserves the right to refuse exchange purchases by any person or group if, in the Adviser’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected;

●	If you accepted telephone options on your account application, you can make a telephone request to exchange your shares for an additional $5 fee; and

●	You may exchange between existing accounts for any amount.

You may make exchanges of your shares between the Funds by telephone, in writing or through your Broker.

REDEEMING SHARES

You have the right to redeem all or any portion of your shares of the Funds at their next calculated NAV per share, minus any applicable contingent deferred sales charge, on each day the NYSE is open for trading.  A redemption may result in recognition of a gain or loss for federal income tax purposes.

Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will be subject to withholding.  IRA redemption requests must be made in writing.

Redemptions in Writing
You may redeem your shares by simply sending a written request to the Funds.  Please provide the Fund’s name, your name, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all of the shareholders whose names appear in the account registration.  Please have the signatures guaranteed, if applicable.  You should send your redemption request to:

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Regular Mail	Overnight Delivery
[Name of O’Shaughnessy Fund]	[Name of O’Shaughnessy Fund]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

Note:
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Redemptions by Telephone
Unless you have declined the redemption by telephone option on the account application, you may redeem shares, up to $100,000, on any business day the NYSE is open by calling the Transfer Agent at 1-877-291-7827 before the close of trading on the NYSE.  Redemption proceeds will be sent on the next business day to the address that appears on the Transfer Agent’s records.  If you request, redemption proceeds will be wired on the next business day to your designated bank account, or sent via electronic funds transfer through the ACH network to your predetermined bank account.  The minimum amount that may be wired is $1,000.  Wire charges, currently $15, will be applied.  If you are redeeming your entire account balance or a specific share amount, the fee will be deducted from the proceeds.  In the case of a partial redemption or the redemption of a specific dollar amount, the fee will be deducted from your remaining account balance.  There is no charge to have proceeds sent by electronic funds transfer and credit is typically available in two to three business days.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 calendar days before the redemption request.  Telephone redemptions cannot be made for retirement plan accounts.  Once a telephone transaction has been placed, it cannot be canceled or modified.  If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person.

By establishing telephone redemption privileges, you authorize the Funds and their Transfer Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the financial institution account designated on the account application.  The Funds and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions.  If these normal identification procedures are followed, neither the Funds nor the Transfer Agent will be liable for any loss, liability, or cost that results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege.  The Funds may change, modify, or terminate these privileges at any time upon at least 60 days’ notice to shareholders.

You may request telephone redemption privileges after your account is opened; however, the request may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.  Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

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Signature Guarantees
A signature guarantee of each account owner, from either a Medallion program member or a non-Medallion program member, is required to redeem shares in the following situations:

—	When ownership is being changed on your account;
—	When redemption proceeds are payable to or sent to any person, address or bank account not on record;
—	If a change of address request has been received by the Transfer Agent within the last 15 calendar days; or
—	For all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not a signature guarantor.

When are Redemption Payments Made?
No redemption request will become effective until the Transfer Agent has received all documents in good order.  Shareholders should contact the Transfer Agent at 1-877-291-7827 for further information concerning documentation required for redemption of Fund shares.  You may redeem Fund shares at a price equal to the NAV per share next determined after the Transfer Agent receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received in good order by the Funds before the close of the regular trading session of the NYSE (generally, 4:00 p.m., Eastern Time) will usually be sent to the bank you indicate or mailed on the following day to the address of record.

Redemption payments for telephone redemptions are sent on the next business day after the telephone call is received.  Payments for redemptions requested in writing are normally made promptly, but no later than seven days after the receipt of a valid request.  However, the Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the SEC.

Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of a Fund’s shareholders.

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If shares were purchased by check and then redeemed shortly after the check is received, the Funds may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process that may take up to 15 calendar days.  This delay can be avoided by investing by wire to make your purchase.

Systematic Withdrawal Plan (“SWP”)
The Funds offer a SWP whereby you may request that a check drawn in a predetermined amount be sent to you monthly, quarterly or annually.  To start the SWP, your account must have Fund shares with a value of at least $50,000, and the minimum payment amount is $2,500.  The SWP may be terminated or modified by you or the Funds at any time without charge or penalty.  Termination and modification of your SWP should be provided to the Transfer Agent five business days prior to the next withdrawal.  A withdrawal under the SWP involves a redemption of shares of a Fund, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  The redemption fee will be waived on sales of Fund shares due to participation in the SWP.

Other Redemption Information
Your redemption proceeds are net of any CDSC fees and/or redemption fees.

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act.  Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of a Fund’s net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s net assets in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

The Funds have the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (redemption-in-kind).  It is not expected that the Funds would do so except in unusual circumstances.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.  A redemption, whether in cash or in-kind, is a taxable event for you.

Tools to Combat Frequent Transactions
The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performance.  The Funds takes steps to reduce the frequency and effect of these activities in the Funds.  These steps include monitoring trading activity, imposing redemption fees and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Funds seek to exercise judgment in implementing these tools in a manner that is consistent with shareholder interests.

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Monitoring Trading Practices
The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Funds seek to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Funds do not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the 1940 Act, the Funds’ Distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide a Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

Redemption Fee
The Funds charge a 2.00% redemption fee on the redemption and exchange of Fund shares held for 90 calendar days or less.  This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The FIFO method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvested distributions or on sales of Fund shares due to participation in the Systematic Withdrawal Plan.  Although the Funds have the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Funds to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

The Funds’ redemption fee will not apply to broker wrap-fee program accounts.  Additionally, the Funds’ redemption fee will not apply to the following types of transactions:

●	premature distributions from retirement accounts due to the disability or health of the shareholder;

●	minimum required distributions from retirement accounts;

●	redemptions resulting in the settlement of an estate due to the death of the shareholder;

●	shares acquired through reinvestment of distributions (dividends and capital gains); and

●	redemptions initiated through an automatic withdrawal plan.

Fair Value Pricing
The Funds employ fair value pricing selectively to ensure greater accuracy in their daily NAVs and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

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DISTRIBUTION OF FUND SHARES

Distributor
Quasar Distributors, LLC, an affiliate of the Transfer Agent, 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, is the distributor for the shares of the Funds (“Quasar” or “Distributor”).  Quasar Distributors, LLC is a registered broker-dealer and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  Shares of the Funds are offered on a continuous basis.

Shareholder Servicing Plan
The Board has approved a Shareholder Servicing Plan (“Service Plan”) for Class I shares of the Funds.  Under the Service Plan, Class I shares of the Funds may pay service fees of up to 0.25% of average daily net assets to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.  As these fees are paid out of the Funds’ assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Service Fees – Additional Payments to Third Parties
The Adviser, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds.  Such payments and compensation are in addition to distribution and service fees paid by the Funds.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Funds on its sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

GENERAL POLICIES

Some of the following policies are mentioned above.  In general, the Funds reserve the right to:

—	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;

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—
Reject any purchase request for any reason.  Generally, a Fund will do this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading);

—
Redeem all shares in your account if your balance falls below a $500 due to redemption activity.  If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;

—	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Fund; and

—	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to a Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may also mail your request to the Funds at the address listed under “Purchasing Shares.”

Your financial intermediary may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your financial intermediary for details.

Inactive Accounts
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Fund Mailings
Statements and reports that the Funds send to you include the following:

●	Confirmation statements (after every transaction that affects your account balance or your account registration);

●	Annual and semi-annual shareholder reports (every six months); and

●	Quarterly account statements.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-291-7827 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment compan y , each Fund will not be subject to federal income tax if it distributes its taxable income as required by the tax law and satisfies certain other requirements that are described in the SAI.

Dividends from net investment income, if any, normally are declared and paid in December of each year .  Capital gain distributions, if any, also are normally made in December, but a Fund may make an additional payment of dividends or capital gain distributions if it deems it desirable at other times during the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distributions in cash while reinvesting dividends in additional Fund shares; or (3) receive all distributions in cash.

If you elect to receive any distributions in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.  If you wish to change your distribution option, notify the Transfer Agent in writing or by telephone at 1-877-291-7827 at least five (5) days in advance of the payment date of the distribution.

Any dividend or capital gain distribution paid by the Funds has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution.  You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in an economic sense, a partial return of capital to you.

Distributions made by the Funds will be taxable to shareholders whether received in shares (through reinvestment) or in cash.  Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income or, under current law, as qualified dividend income, provided certain holding period and other requirements are met.  Distributions reported as capital gain dividends are taxable as long-term capital gains regardless of the length of time you have held your Fund shares .  There is no requirement that the Funds take into consideration any tax implications to shareholders when implementing their investment strategies.  Shareholders should note that the Funds may make taxable distributions of income and capital gains even when share values have declined.  Depending on the composition of its underlying investments, a portion of ordinary income dividends paid by each Fund may be qualified dividend income eligible for taxation at long-term capital gain rates for individual investors, provided that certain holding period and other requirements are met.  Qualified dividend income, the amount of which, if any, will be reported to you by the Fund, is taxed at a maximum federal income tax rate of 20%.  The eligibility for qualified dividend tax rates depends on the underlying investments of a Fund.  Some or all of your distributions may not be eligible for this preferential tax rate.  An additional federal tax of 3.8% applies to the net investment income, which generally will include dividends and capital gains from an investment in a Fund, of shareholders with adjusted gross income over $200,000 for single filers and $250,000 for married joint filers  Although distributions generally are taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in the following January are taxable as if received the prior December.

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By law, the Funds must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Funds to do so.

If you sell or exchange your Fund shares, it is a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction and your investment in the Funds.  The Code limits the deductibility of capital losses in certain circumstances.

Additional information related to the tax status of the Funds and the tax consequences of investing in them is contained in the SAI. Tax consequences are not the primary consideration of the Funds in making investment decisions.  You should consult your own adviser concerning federal, state and local taxation of distributions from the Funds.

INDEX DESCRIPTIONS

Please note that you cannot invest directly in an index.  The figures presented in the average annual total returns table reflect all dividends reinvested.

The Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe.  The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of emerging markets. The index assumes the reinvestment of dividends and the performance figures shown reflect dividends reinvested.

The MSCI Frontier Markets Index is an unmanaged index of common stocks of issuers in 24 countries that have less-developed economies and financial markets than more established emerging markets, and often have more restrictions on foreign stock ownership.

FINANCIAL HIGHLIGHTS

Financial Highlights are not available at this time because the Funds have not commenced operations prior to the date of this Prospectus.

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Investment Adviser
O’Shaughnessy Asset Management, LLC
6 Suburban Avenue
Stamford, Connecticut 06901

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

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PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;
●	Information you give us orally; and/or
●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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O’Shaughnessy Market Leaders Value Fund
O’Shaughnessy Small Cap Value Fund

Each a Series of Advisors Series Trust

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports (collectively, the “Shareholder Reports”) provide the most recent financial statements and portfolio listings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ last fiscal year.

The SAI and the Shareholder Reports are available free of charge on the Funds’ website at www.osfunds.com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquires about the Funds by calling the Funds (toll-free) at 1-877-291-7827 or by writing to:

[Name of O’Shaughnessy Fund]
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53202

You may review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Funds are also available:

●	Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov;
●	For a fee, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520; or
●	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959.)

Table of Contents - Prospectus

STATEMENT OF ADDITIONAL INFORMATION
February 24 , 2016

O’Shaughnessy Market Leaders Value Fund
Class I – OFVIX

O’Shaughnessy Small Cap Value Fund
Class I – OFSIX

Each a Series of Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-877-291-7827

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus dated February 24 , 2016, as may be revised, (the “Prospectus”), of the O’Shaughnessy Market Leaders Value Fund (the “Value Fund”) and O’Shaughnessy Small Cap Value Fund (the “Small Cap Fund”) (together, the “Funds”), each a series of Advisors Series Trust (the “Trust”).  O’Shaughnessy Asset Management, LLC (the “Adviser”) is the investment adviser to the Funds.  A copy of the Prospectus may be obtained by contacting the Funds at the address or telephone number above or by visiting the Funds’ website at www.osfunds.com.

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THE TRUST AND FUNDS’ HISTORY

The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on October 3, 1996, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Funds, which are each a series of the Trust.

The Funds had not commenced operations prior to the date of this SAI.

Registration with the SEC does not involve supervision of the management or policies of the Funds.  The Funds’ Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES AND RISKS

The following discussion supplements the discussion of the Funds’ investment policies as set forth in the Prospectus.

Diversification

The Funds are diversified funds.  This means that, with respect to 75% of each Fund’s total assets, the Fund may not invest more than 5% of its total assets in the securities of a single issuer or hold more than 10% of the voting securities of such issuer.  This does not apply to investments in the securities of the U.S. Government, its agencies or instrumentalities or securities of other regulated investment companies.

Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.  However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Funds, the Funds may have a greater percentage of their assets invested in securities of fewer issuers.  Accordingly, the Funds are subject to the risk that their performance may be hurt disproportionately by the poor performance of relatively few securities despite the Funds’ qualifying as diversified mutual funds under applicable federal securities laws.

Percentage Limitations

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standards or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

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Risks Associated With Recent Economic Events

The U.S. credit markets have been experiencing above-average volatility and disruption for more than five years. Instability in the credit markets has made it more difficult for some issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations. In particular, because of volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue. These developments may increase the volatility of the value of securities owned by the Fund. A significant worsening of the conditions could adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by the Fund to make payments of principal and interest when due, lead to lower credit ratings of issuers and increased defaults by issuers. Such developments could, in turn, reduce the value of securities owned by the Fund and adversely affect the net asset value (“NAV”) of its shares.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) significantly revises and expands the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund.  Possible regulatory actions taken under these revised and expanded powers may include actions related to financial consumer protection, proprietary trading and derivatives.  There is a risk that new and additional government regulation authorized by the Dodd-Frank Act could result in higher Fund costs and expenses. Legislators and regulators in the United States are currently considering a wide range of proposals in addition to the Dodd-Frank Act that, if enacted, could result in major changes to the way banking operations are regulated.  In addition, the recent European debt crisis and related financial restructuring efforts have contributed to the instability in global credit markets.  The strength and duration of any economic recovery will be impacted by the European debt crisis and the reaction to any efforts to address the crisis.

Government Intervention In Financial Markets Risk

The recent instability in the financial markets has led the U.S. government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced excess volatility, and in some cases a lack of liquidity. U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the securities in which the Fund invests, or the issuers of such securities, in ways that are unforeseeable.  In unusual circumstances issuers of corporate securities might seek protection under the bankruptcy laws.  Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

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Repurchase Agreements

Each Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash.  A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the holding period.  Repurchase agreements involve certain risks in the event of default by the other party.  Each Fund may enter into repurchase agreements with broker-dealers, banks and other financial institutions deemed to be creditworthy by the Adviser under guidelines approved by the Board.  Each Fund will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any other illiquid securities held by such fund, would exceed such fund’s limitation on illiquid securities.  Each Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation.  In the event of the bankruptcy or other default of a seller of a repurchase agreement, each Fund could experience both delays in liquidating the underlying securities and losses including: (a) possible decline in the value of the underlying security during the period while such fund seeks to enforce its rights thereto; (b) possible lack of access to income on the underlying security during this period; and (c) expenses of enforcing its rights.

For the purpose of investing in repurchase agreements, the Adviser may aggregate the cash that certain funds advised or sub-advised by the Adviser or certain of its affiliates would otherwise invest separately into a joint account.  The cash in the joint account is then invested in repurchase agreements and the funds that contributed to the joint account share pro rata in the net revenue generated.  The Adviser believes that the joint account produces efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for each Fund than would be available to such funds investing separately.  The manner in which the joint account is managed is subject to conditions set forth in an exemptive order from the SEC permitting this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.

Repurchase agreements are fully collateralized by the underlying securities and are considered to be loans under the 1940 Act.  Each Fund pays for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent.  The seller under a repurchase agreement will be required to maintain the value of the underlying securities marked-to-market daily at not less than the repurchase price.  The underlying securities (normally securities of the U.S. government, its agencies or instrumentalities) may have maturity dates exceeding one year.

Illiquid Securities

As a non-principal strategy, each Fund may hold up to 15% of its net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security.  Illiquid securities present the risks that the Funds may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are generally no restrictions on a Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act (“Rule 144A securities”) will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.  The Adviser is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees).  The Funds will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which a Fund has valued the security.  Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a nationally recognized statistical rating organization (“NRSRO”); the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed.  If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities.  Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that the Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing the securities.  The Funds are permitted to sell restricted securities to qualified institutional buyers.

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Equity Securities

Common stocks, preferred stocks, convertible securities, rights, warrants and American Depositary Receipts (“ADRs”) are examples of equity securities in which the Funds may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

Common Stocks

A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stocks

 Each Fund may invest in preferred stock.  Preferred stock generally has a preference as to dividends and upon liquidation over an issuer’s common stock but ranks junior to other income securities in an issuer’s capital structure.  Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on other income securities, preferred stock dividends are payable only if declared by the issuer’s board of directors.  Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid.  Preferred stock also may provide that, in the event the issuer fails to make a specified number of dividend payments, the holders of the preferred stock will have the right to elect a specified number of directors to the issuer’s board.  Preferred stock also may be subject to optional or mandatory redemption provisions.

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Convertible Securities

 Each Fund may invest in convertible securities.  A convertible security includes any bond, debenture, note, preferred stock, warrant or other security which has the right to be converted into cash or another security or which carries with it the right to purchase any other security, any unit including one of the foregoing, or any other security for which it is expected that one of the foregoing will be received in exchange within a reasonably short period of time in a merger, acquisition, reorganization, recapitalization, or otherwise.  A convertible security generally entitles the holder to exchange it for a fixed number of shares of common stock or other security, usually of the same company, or into cash at fixed prices within a specified period of time.  A convertible security entitles the holder to receive the income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege.  The difference between the market price of the convertible security and the market price of the securities into which it may be converted is called the “premium.”  When the premium is small, the convertible security has performance characteristics similar to an equity security; when the premium is large, the convertible security has performance characteristics similar to a debt security.

Enhanced Convertible Securities.  A Fund’s investments in convertible securities may include “enhanced” convertibles.  There may be additional types of convertible securities with features not specifically referred to herein in which a Fund may invest consistent with its investment objective and policies.  “Enhanced” convertible securities are equity-linked hybrid securities that automatically convert to equity securities on a specified date.  Enhanced convertibles have been designed with a variety of payoff structures, and are known by a variety of different names.  Three features common to enhanced convertible securities are (i) conversion to equity securities at the maturity of the convertible (as opposed to conversion at the option of the security holder in the case of ordinary convertibles); (ii) capped or limited appreciation potential relative to the underlying common stock; and (iii) dividend yields that are typically higher than that on the underlying common stock.  Thus, enhanced convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company in return for reduced participation in the appreciation potential of the underlying common stock.  Other forms of enhanced convertible securities may involve arrangements with no interest or dividend payments made until maturity of the security or an enhanced principal amount received at maturity based on the yield and value of the underlying equity security during the security’s term or at maturity.

Synthetic Convertible Securities.  A Fund’s investments in convertible securities may include “synthetic” convertible securities.  A synthetic convertible security is a derivative position composed of two or more distinct securities whose investment characteristics, taken together, resemble those of traditional convertible securities, i.e., fixed income and the right to acquire the underlying equity security.  For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a security or index.

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Synthetic convertibles are typically offered by financial institutions in private placement transactions and are typically sold back to the offering institution.  Upon conversion, the holder generally receives from the offering institution an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security.  Synthetic convertible securities differ from true convertible securities in several respects.  The value of a synthetic convertible is the sum of the values of its fixed-income component and its convertibility component.  Thus, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations.  Purchasing a synthetic convertible security may provide greater flexibility than purchasing a traditional convertible security, including the ability to combine components representing distinct issuers, or to combine a fixed income security with a call option on a stock index, when the portfolio management team determines that such a combination would better further a Fund’s investment goals.  In addition, the component parts of a synthetic convertible security may be purchased simultaneously or separately.

The holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component will decline.  In addition, in purchasing a synthetic convertible security, a Fund may have counterparty risk with respect to the financial institution or investment bank that offers the instrument.

Rights and Warrants

 Each Fund may invest in rights and warrants.  Warrants are in effect longer-term call options.  They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time.  Rights are similar to warrants except that they have a substantially shorter term.  The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit.  Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant.  Warrants generally trade in the open market and may be sold rather than exercised.

Warrants are sometimes sold in unit form with other securities of an issuer.  Units of warrants and common stock may be employed in financing young, unseasoned companies.  The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.  Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company and may lack a secondary market.

Small- and Medium-Sized Companies

The Funds may invest in companies that have limited product lines, services, markets, or financial resources, or that are dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies or companies with larger capitalizations (“large-sized companies”).  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.

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Historically, smaller companies and the stocks of smaller or mid-sized companies (“small-sized companies”) have been more volatile in price than large-sized companies.  Among the reasons for the greater price volatility of these small-sized company stocks are the less certain growth prospects of small-sized companies, the lower degree of liquidity in the markets for such stocks, the greater sensitivity of small-sized companies to changing economic conditions and the fewer market makers and wider spreads between quoted bid and asked prices which exist in the over-the-counter market for such stocks.  Besides exhibiting greater volatility, small-sized company stocks may, to a degree, fluctuate independently of large-sized company stocks.  Small-sized company stocks may decline in price as large-sized company stocks rise, or rise in price as large-sized company stocks decline.  Investors should therefore expect that a Fund that invests primarily in small-sized companies will be more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor’s (“S&P”) 500® Index.

Securities of Foreign Issuers

Each Fund may invest in securities of foreign issuers.  Each Fund also may purchase foreign securities in the form of ADRs, European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other securities representing underlying shares of foreign companies.  These securities may not necessarily be denominated in the same currency as the underlying securities but generally are denominated in the currency of the market in which they are traded.  ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through “sponsored” or “unsponsored” arrangements.  In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid by the ADR holders.  In addition, less information generally is available for an unsponsored ADR than about a sponsored ADR and financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR.  Each Fund may invest in ADRs through both sponsored and unsponsored arrangements.  EDRs are receipts issued in Europe by banks or depositaries which evidence similar ownership arrangements.  GDRs are receipts issued globally by banks or depositaries which evidence similar ownership arrangements.

Foreign Currency Exchange Risks.  To the extent a Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, such Fund will be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in such Fund and the income and appreciation or depreciation of the investments.  Changes in foreign currency exchange ratios relative to the U.S. dollar will affect the U.S. dollar value of a Fund’s assets denominated in that currency and such Fund’s yield on such assets.  In addition, a Fund will incur costs in connection with conversions between various currencies.

A Fund’s foreign currency exchange transactions may be conducted on a spot basis (that is, cash basis) at the spot rate for purchasing or selling currency prevailing in the foreign currency exchange market.  A Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”).  A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate.  The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.

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A Fund may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested or by buying or selling a foreign currency option or futures contract for such amount.  Such strategies may be employed before a Fund purchases a foreign security traded in the currency which such Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received.  Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline.  Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken.  Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.  A Fund may also utilize non-deliverable currency forward contracts, which are synthetic short-term forward contracts on a thinly traded or non-convertible foreign currency where the gain or loss is the difference between a specified exchange rate and the spot rate at the time of settlement.  Such contracts allow investors to hedge or gain exposure to foreign currencies which are not internationally traded and do not have a forward market for foreign investors.  Non-deliverable forward currency contracts are cash settled transactions.  In certain less developed countries or with respect to certain currencies, some of these contracts may be relatively illiquid.

Each Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities.  It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.  It simply establishes a rate of exchange which one can achieve at some future point in time.  In addition, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

A Fund may cross-hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a portfolio has or expects to have portfolio exposure.  A Fund may also engage in proxy hedging, which is defined as entering into positions in one currency to hedge investments denominated in another currency, where two currencies are economically linked.  A Fund’s entry into forward contracts, as well as any use of proxy or cross hedging techniques, will generally require such Fund to segregate cash and/or liquid securities at least equal to such Fund’s obligations throughout the duration of the contract.  A Fund may combine forward contracts with investments in securities denominated in other currencies to achieve desired security and currency exposures.  Such combinations are generally referred to as synthetic securities.  For example, in lieu of purchasing a foreign bond, a Fund may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract’s underlying currency at a future date.  By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, a Fund may be able to lock in the foreign currency value of the security and adopt a synthetic position reflecting the credit quality of the U.S. dollar-denominated security.

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To the extent required by the rules and regulations of the SEC, each Fund will segregate cash and/or liquid securities in an amount at least equal to the value of such Fund’s total assets committed to the consummation of forward foreign currency exchange contracts.  If the value of the segregated assets declines, additional cash and/or liquid securities will be segregated so that the value of the segregated assets will be at least equal to the amount of such Fund’s commitments with respect to such contracts.  See also “Derivatives.”

Investing in Emerging Market Countries

Each Fund may invest in securities of issuers in emerging market countries, including frontier market countries.  The risks of foreign investment are heightened when the issuer is from an emerging market country.  The extent of economic development, political stability and market depth of such countries varies widely and investments in the securities of issuers in such countries typically involve greater potential gain or loss than investments in securities of issuers in more developed countries.  Emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed markets.  Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed markets and the financial condition of issuers in emerging market countries may be more precarious than in other countries.  Certain countries depend to a larger degree upon international trade or development assistance and, therefore, are vulnerable to changes in trade or assistance which, in turn, may be affected by a variety of factors.  The Funds may be particularly sensitive to changes in the economies of certain countries resulting from any reversal of economic liberalization, political unrest or the imposition of sanctions by the U.S. or other countries.

The Funds’ purchase and sale of portfolio securities in emerging market countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic or sporadic trading or settlement or limitations on aggregate holdings by foreign investors.  Such limitations may be computed based on the aggregate trading volume by or holdings of such funds, such funds’ investment adviser, its affiliates or their respective clients or other service providers.  The Funds may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.  Foreign investment in the securities markets of certain emerging market countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments.  For example, certain countries may require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals.  In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests.  Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Funds.  The repatriation of both investment income and capital from certain emerging market countries is subject to restrictions such as the need for governmental consents.  Due to restrictions on direct investment in securities in certain countries, it is anticipated that the Funds may invest in such countries through other investment funds in such countries.

Many emerging market countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation, which have had a negative effect on the economics and securities markets of such countries.  Economies in emerging market countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures or negotiated by the countries with which they trade.

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Many emerging market countries are subject to a substantial degree of economic, political and social instability, governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging market countries have periodically used force to suppress civil dissent.  Disparities of wealth, the pace and success of political reforms, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging market countries.  Unanticipated political or social developments may result in sudden and significant investment losses.

Settlement procedures in emerging market countries are frequently less developed and reliable than those in developed markets.  In addition, significant delays are common in certain markets in registering the transfer of securities.  Settlement or registration problems may make it more difficult for certain Funds to value their portfolio securities and could cause such funds to miss attractive investment opportunities, to have a portion of their assets uninvested or to incur losses due to the failure of a counterparty to pay for securities such funds have delivered or such funds’ inability to complete their contractual obligations.  The creditworthiness of the local securities firms used by certain Funds in emerging market countries may not be as sound as the creditworthiness of firms used in more developed countries.  As a result, such funds may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

The small size and inexperience of the securities markets in certain emerging market countries and the limited volume of trading in securities in those countries may make the Funds’ investments in such countries less liquid and more volatile than investments in countries with more developed securities markets.  The Funds’ investments in emerging market countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor perceptions, whether or not accurate.  Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price.  Investments in emerging market countries may be more difficult to price precisely because of the characteristics discussed above and lower trading volumes.

A Fund’s use of foreign currency management techniques in emerging market countries may be limited.  Due to the limited market for these instruments in emerging market countries, the Funds do not currently anticipate that a significant portion of the currency exposure in emerging market countries, if any, will be covered by such instruments.

Investment Company Securities

Each Fund may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”), money market mutual funds and other mutual funds in pursuit of its investment objective, in accordance with the limitations established under the 1940 Act.  This may also include investments in money market mutual funds in connection with a Fund’s management of daily cash positions and temporary defensive purposes. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, a Fund becomes a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

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Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

In accordance with Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load that exceeds the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”) applicable to a fund of funds (i.e., 8.5%).  In accordance with Rule 12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of money market funds purchased by the Fund, whether or not for temporary defensive purposes, provided that the Fund does not pay a sales charge, distribution fee or service fee as defined in Rule 2830 of the Conduct Rules of FINRA on acquired money market fund shares (or the Advisor must waive its advisory fees in an amount necessary to offset any sales charge, distribution fee or service fee).

Exchange-Traded Funds.  ETFs are open-end investment companies whose shares are listed on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, a Fund’s investments in ETFs involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company.  In addition, a Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which a Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.

As a purchaser of ETF shares on the secondary market, a Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

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Money Market Securities

Each Fund may invest in various money market securities for cash management purposes or when assuming a temporary defensive position, which among others may include commercial paper, money market mutual funds, bankers’ acceptances, bank obligations, corporate debt securities, certificates of deposit, U.S. government securities, obligations of savings institutions and repurchase agreements.

Real Estate Investment Trusts and Foreign Real Estate Companies

Each Fund may invest in equity Real Estate Investment Trusts (“REITs”).  Equity REITs pool investors’ funds for investment primarily in commercial real estate properties.  REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”).  Equity REITs generally derive their income from rents on the underlying properties and their value is impacted by changes in the value of the underlying property owned by the trusts.  REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general.  REITs are dependent upon specialized management skills, may not be diversified (which may increase the volatility of the REIT’s value) and are subject to the risks of financing projects.  REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the 1940 Act.  In addition, the Funds indirectly will bear their proportionate share of any expenses paid by REITs in which they invest.

Each Fund may invest in foreign real estate companies.  Investing in foreign real estate companies makes the Funds susceptible to the risks associated with the ownership of real estate and with the real estate industry in general, as well as risks that relate specifically to the way foreign real estate companies are organized and operated.  Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities.  In addition, foreign real estate companies, like U.S. REITs and mutual funds, have expenses, including management and administration fees that are paid by their shareholders.  As a result, shareholders will absorb their proportional share of duplicate levels of fees when the Funds invest in foreign real estate companies.

Temporary Defensive Strategy

When adverse market, economic, political or other conditions dictate a more defensive investment strategy as described in each Fund’s prospectuses, each Fund may deviate temporarily from fundamental and non-fundamental investment policies without a shareholder vote or without prior contemporaneous notification to shareholders during exigent situations.

Derivatives

The Funds may, but are not required to, use various derivatives investment strategies as described below.  Derivatives may be used for a variety of purposes including hedging, risk management, portfolio management or to earn income.  Any or all of the investment techniques described herein may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as the use of any derivative by a fund is a function of numerous variables including market conditions.  The Funds comply with applicable regulatory requirements when implementing derivatives, including the segregation of liquid assets when mandated by SEC rules or SEC staff positions.  Although the portfolio management team seeks to use derivatives to further a Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

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Derivatives utilized by the Funds may involve the purchase and sale of derivative instruments.  A derivative is a financial instrument the value of which depends upon (or derives from) the value of another asset, security, interest rate, or index.  Derivatives may relate to a wide variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets.  Certain derivative instruments which the Funds may use and the risks of those instruments are described in further detail below.  The Funds may in the future also utilize derivatives techniques, instruments and strategies that may be newly developed or permitted as a result of regulatory changes, consistent with a Fund’s investment objective and policies.  Such newly developed techniques, instruments and strategies may involve risks different than or in addition to those described herein.  No assurance can be given that any derivatives strategy employed by a Fund will be successful.

General Risks of Derivatives

Derivatives utilized by a Fund may involve the purchase and sale of derivative instruments.  A derivative is a financial instrument the value of which depends upon (or derives from) the value of another asset, security, interest rate, or index.  Derivatives may relate to a wide variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets.  Certain derivative instruments which a Fund may use and the risks of those instruments are described in further detail below.  A Fund may in the future also utilize derivatives techniques, instruments and strategies that may be newly developed or permitted as a result of regulatory changes, consistent with a Fund’s investment objective and policies.  Such newly developed techniques, instruments and strategies may involve risks different than or in addition to those described herein.  No assurance can be given that any derivatives strategy employed by a Fund will be successful.

The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the instruments underlying such derivatives.  Derivatives are highly specialized instruments that require investment techniques and risk analyses different from other portfolio investments.  The use of derivative instruments requires an understanding not only of the underlying instrument but also of the derivative itself.  Certain risk factors generally applicable to derivative transactions are described below.

●
Derivatives are subject to the risk that the market value of the derivative itself or the market value of underlying instruments will change in a way adverse to a Fund’s interests.  A Fund bears the risk that the portfolio management team may incorrectly forecast future market trends and other financial or economic factors or the value of the underlying security, index, interest rate or currency when establishing a derivatives position for a Fund.

●
Derivatives may be subject to pricing or “basis” risk, which exists when a derivative becomes extraordinarily expensive (or inexpensive) relative to historical prices or corresponding instruments.  Under such market conditions, it may not be economically feasible to initiate a transaction or liquidate a position at an advantageous time or price.

●	Many derivatives are complex and often valued subjectively. Improper valuations can result in increased payment requirements to counterparties or a loss of value to a Fund.

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Using derivatives as a hedge against a portfolio investment subjects a Fund to the risk that the derivative will have imperfect correlation with the portfolio investment, which could result in a Fund incurring substantial losses.  This correlation risk may be greater in the case of derivatives based on an index or other basket of securities, as the portfolio securities being hedged may not duplicate the components of the underlying index or the basket may not be of exactly the same type of obligation as those underlying the derivative.  The use of derivatives for “cross hedging” purposes (using a derivative based on one instrument as a hedge on a different instrument) may also involve greater correlation risks.

●
While using derivatives for hedging purposes can reduce a Fund’s risk of loss, it may also limit a Fund’s opportunity for gains or result in losses by offsetting or limiting a Fund’s ability to participate in favorable price movements in portfolio investments.

●
Derivatives transactions for non-hedging purposes involve greater risks and may result in losses which would not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired.  In the event that a Fund enters into a derivatives transaction as an alternative to purchasing or selling the underlying instrument or in order to obtain desired exposure to an index or market, that Fund will be exposed to the same risks as are incurred in purchasing or selling the underlying instruments directly.

●
The use of certain derivatives transactions involves the risk of loss resulting from the insolvency or bankruptcy of the other party to the contract (the “counterparty”) or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract.  In the event of default by a counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction.

●
Liquidity risk exists when a particular derivative is difficult to purchase or sell.  If a derivative transaction is particularly large or if the relevant market is illiquid, a Fund may be unable to initiate a transaction or liquidate a position at an advantageous time or price.

●
Certain derivatives transactions, including forward contracts and other over-the-counter (“OTC”) derivatives, are not entered into or traded on exchanges or in markets regulated by the CFTC or the SEC.  Instead, such OTC derivatives are entered into directly by the counterparties and may be traded only through financial institutions acting as market makers.  OTC derivatives transactions can only be entered into with a willing counterparty.  Where no such counterparty is available, a Fund will be unable to enter into a desired transaction.  There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case a Fund may be required to hold such instruments until exercise, expiration or maturity.  Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions.  OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and as a result the Fund would bear greater risk of default by the counterparties to such transactions.

●
A Fund may be required to make physical delivery of portfolio securities underlying a derivative in order to close out a derivatives position or to sell portfolio securities at a time or price at which it may be disadvantageous to do so in order to obtain cash to close out or to maintain a derivatives position.

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As a result of the structure of certain derivatives, adverse changes in the value of the underlying instrument can result in losses substantially greater than the amount invested in the derivative itself.  Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

●	Certain derivatives may be considered illiquid and therefore subject to a Fund’s limitation on investments in illiquid securities.

●
Certain derivative transactions may give rise to a form of leverage.  Leverage associated with derivative transactions may cause a Fund to sell portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements, pursuant to applicable SEC rules and regulations, or may cause a Fund to be more volatile than if such Fund had not been leveraged.

●
Derivatives transactions conducted outside the United States may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures.  Many of the risks of OTC derivatives transactions are also applicable to derivatives transactions conducted outside the United States.  Derivatives transactions conducted outside the United States are subject to the risk of governmental action affecting the trading in, or the prices of, foreign securities, currencies and other instruments The value of such positions could be adversely affected by foreign political and economic factors; lesser availability of data on which to make trading decisions; delays on a Fund’s ability to act upon economic events occurring in foreign markets; and less liquidity than U.S. markets.

●
Currency derivatives are subject to additional risks.  Currency derivatives transactions may be negatively affected by government exchange controls, blockages, and manipulations.  Currency exchange rates may be influenced by factors extrinsic to a country’s economy.  There is no systematic reporting of last sale information with respect to foreign currencies.  As a result, the available information on which trading in currency derivatives will be based may not be as complete as comparable data for other transactions.  Events could occur in the foreign currency market which will not be reflected in currency derivatives until the following day, making it more difficult for a Fund to respond to such events in a timely manner.

Futures Contracts

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time (the “settlement date”).  Futures contracts may be based on a specified security (securities futures), a specified debt security or reference rate (interest rate futures), the value of a specified securities index (index futures) or a the value of a foreign currency (forward contracts and currency futures).  The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument.  The buyer of a futures contract agrees to purchase the underlying instrument on the settlement date and is said to be “long” the contract.  The seller of a futures contract agrees to sell the underlying instrument on the settlement date and is said to be “short” the contract.  Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction.  Futures contracts call for settlement only on the expiration date and cannot be “exercised” at any other time during their term.

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Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date (such as in the case of securities futures and interest rate futures based on a specified debt security) or by payment of a cash settlement amount on the settlement date (such as in the case of futures contracts relating to interest rates, foreign currencies and broad-based securities indexes).  In the case of cash settled futures contracts, the settlement amount is equal to the difference between the reference instrument’s price on the last trading day of the contract and the reference instrument’s price at the time the contract was entered into.  Most futures contracts, particularly futures contracts requiring physical delivery, are not held until the settlement date, but instead are offset before the settlement date through the establishment of an opposite and equal futures position (buying a contract that had been sold, or selling a contract that had been purchased).  All futures transactions (except currency forward contracts) are effected through a clearinghouse associated with the exchange on which the futures are traded.

The buyer and seller of a futures contract are not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date.  However, both the buyer and seller are required to deposit “initial margin” with a futures commodities merchant when the futures contract is entered into.  Initial margin deposits are typically calculated as a percentage of the contract’s market value.  If the value of either party’s position declines, the party will be required to make additional “variation margin” payments to settle the change in value on a daily basis.  The process is known as “marking-to-market.”  Upon the closing of a futures position through an the establishment of an offsetting position, a final determination of variation margin will be made and additional cash will be paid by or released to a Fund.

In addition, a Fund may be required to maintain segregated liquid assets in order to cover futures transactions.  A Fund will segregate liquid assets in an amount equal to the difference between the market value of a futures contract entered into by that Fund and the aggregate value of the initial and variation margin payments made by that Fund with respect to such contract.

Currency Forward Contracts and Currency Futures.  A foreign currency forward contract is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate.  The rate specified by the forward contract can be higher or lower than the spot rate between the currencies that are the subject of the contract.  Settlement of a foreign currency forward contract for the purchase of most currencies typically must occur at a bank based in the issuing nation.  Currency futures are similar to currency forward contracts, except that they are traded on an exchange and standardized as to contract size and delivery date.  Most currency futures call for payment or delivery in U.S. dollars.  Unanticipated changes in currency prices may result in losses to a Fund and poorer overall performance for a Fund than if it had not entered into forward contracts.

Additional Risk of Futures Transactions.  The risks associated with futures contract transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments.  Futures are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.  The use of futures requires an understanding not only of the underlying instrument but also of the futures contract itself.  Futures may be subject to the risk factors generally applicable to derivatives transactions described herein, and may also be subject to certain additional risk factors, including:

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The risk of loss in buying and selling futures contracts can be substantial.  Small price movements in the commodity underlying a futures position may result in immediate and substantial loss (or gain) to a Fund.

●
Buying and selling futures contracts may result in losses in excess of the amount invested in the position in the form of initial margin.  In the event of adverse price movements in the underlying commodity, security, index, currency or instrument, a Fund would be required to make daily cash payments to maintain its required margin.  A Fund may be required to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so.  A Fund could lose margin payments deposited with a futures commodities merchant if the futures commodities merchant breaches its agreement with such Fund, becomes insolvent or declares bankruptcy.

●
Most exchanges limit the amount of fluctuation permitted in futures contract prices during any single trading day.  Once the daily limit has been reached in a particular futures contract, no trades may be made on that day at prices beyond that limit.  If futures contract prices were to move to the daily limit for several trading days with little or no trading, a Fund could be prevented from prompt liquidation of a futures position and subject to substantial losses.  The daily limit governs only price movements during a single trading day and therefore does not limit a Fund’s potential losses.

●
Index futures based upon a narrower index of securities may present greater risks than futures based on broad market indexes, as narrower indexes are more susceptible to rapid and extreme fluctuations as a result of changes in value of a small number of securities.

No Fund will enter into futures contracts (except for closing transactions) other than for bona fide hedging purposes if, immediately thereafter, the sum of its initial margin and premiums on open futures contracts exceed 5% of the fair market value of that Fund’s total assets.

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority of the Fund’s outstanding voting securities” as defined in the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund.

As a matter of fundamental policy, the Funds may not:

1.
With respect to 75% of each Fund’s total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (not including federal government securities) or acquire more than 10% of any class of the outstanding voting securities of any one issuer, except that a Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time;

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Additionally, as a matter of fundamental policy, each Fund may not:

2.	Borrow money, except as permitted under the 1940 Act;

3.	Issue senior securities, except as permitted under the 1940 Act;

4.	Act as underwriter (except to the extent a Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

5.
Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund’s investments in that industry would equal or exceed 25% of the current value of a Fund’s total assets, provided that this restriction does not limit a Fund’s investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, or (iii) repurchase agreements, subject to the limitations of the 1940 Act;

6.
Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (although a Fund may purchase and sell securities which are backed by real estate and securities of companies which invest or deal in real estate);

7.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are backed by physical commodities; or

8.	Make loans, except as permitted under the 1940 Act.

The Funds observe the following restrictions as a matter of operating but not fundamental policy which may be changed without shareholder vote.  Except as noted below, the Funds may not:

1.	Make investments for the purpose of exercising control or management;

2.	Purchase securities on margin or make short sales;

3.	Hold, in the aggregate, more than 15% of its net assets in illiquid securities; or

4.
With respect to the Small Cap Fund, make any change to the Fund’s investment policy of investing at least 80% of its net assets in investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior written notice.

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PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions.

PORTFOLIO HOLDINGS INFORMATION

The Adviser and the Funds maintain portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds.  These Disclosure Policies have been approved by the Board.  Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

From time to time, the Adviser may select certain portfolio characteristics for distribution to the public with such frequencies and lag times as the Adviser determines to be in the best interests of shareholders.

Pursuant to the Disclosure Policies, information about the Funds’ portfolio holdings is not distributed to any person unless:

●	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;
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The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

●
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to USBFS and the Board, attorneys, auditors or accountants;

●	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public;
●	The disclosure is made with the approval of either the Trust’s Chief Compliance Officer (“CCO”) or his or her designee; or
●	The disclosure is made pursuant to a confidentiality agreement.

Certain of the persons listed above receive information about the Funds’ portfolio holdings on an ongoing basis.  The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ shareholders.  These persons are:

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●	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;
●
Rating and/or ranking organizations, specifically: Lipper; Morningstar; S&P; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which may receive such information between the seventh and tenth business day of the month following the end of a calendar quarter; and

●
Internal parties involved in the investment process, administration, operation or custody of the Funds, specifically: USBFS; the Board; and the Trust’s attorneys and auditors (currently, Schiff Hardin LLP (“ Schiff Hardin ”) and Tait, Weller & Baker LLP, respectively), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above are made with the prior written approval of either the Trust’s chief compliance officer (“CCO”) or his or her designee, pursuant to the Disclosure Policies.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Funds and their service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to these Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice in their sole discretion.

Neither the Adviser nor the Funds may receive compensation in connection with the disclosure of information about the Funds’ portfolio securities.  In the event of a conflict between the interests of the Funds and the interests of the Adviser or an affiliated person of the Adviser, the Adviser’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interest of the Funds, and shall report such determination to the Adviser’s Board of Directors and to the Funds’ Board at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed: fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Funds or the Trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, in accordance with the Disclosure Policies, when the Funds have a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.

In no event shall the Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

There can be no assurance that the Disclosure Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

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MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board, all of whom are independent of the Adviser.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, administrator, custodian and transfer agent, each as defined herein .  The day-to-day operations of the Trust are delegated to its officers, subject to each Fund’s investment objective, strategies, and policies and to general supervision by the Board.

The Trustees and officers of the Trust, their ages, positions with the Trust, term of office with the Trust and length of time served, business addresses, principal occupations during the past five years and other directorships held during the past five years are set forth in the table below.

Independent Trustees(1)
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)

Gail S. Duree (age 69) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since March 2014.	Director, Alpha Gamma Delta Housing Corporation (collegiate housing management) (2012 to present); Trustee and Chair (2000 to 2012), New Covenant Mutual Funds (1999-2012); Director and Board Member, Alpha Gamma Delta Foundation (philanthropic organization) (2005 to 2011).	8	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2012, New Covenant Mutual Funds (an open-end investment company with 4 portfolios) .

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Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)

George J. Rebhan (age 81) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	8	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2009, E*TRADE Funds.

George T. Wofford (age 76) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	8	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Raymond B. Woolson (age 57) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since January 2016.	President, Apogee Group, Inc. (financial consulting firm) (1998 to present).	8
Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee, Doubleline Funds Trust (an open-end investment company with 13 portfolios), Doubleline Equity Funds, Doubleline Opportunistic Credit Fund and Doubleline Income Solutions Fund, from 2010 to present.

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Interested Trustee
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years

Joe D. Redwine(4) (age 68) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term since September 2008.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).	8	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Officers
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years

Joe D. Redwine (age 68) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).

Douglas G. Hess (age 48) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Senior Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (March 1997 to present).

Cheryl L. King (age 54) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).

Kevin J. Hayden (age 44) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term since September 2013.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (June 2005 to present).

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Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years

Albert Sosa (age 45) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term since September 2013.	Assistant Vice President Compliance and Administration, U.S. Bancorp Fund Services, LLC (June 2004 to present).

Michael L. Ceccato (age 58) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term since September 2009.	Senior Vice President, U.S. Bancorp Fund Services, LLC (February 2008 to present).

Jeanine M. Bajczyk, Esq. (age 50) 615 E. Michigan St. Milwaukee, WI 53202	Secretary	Indefinite term since September 2015 .	Senior Vice President and Counsel, U.S. Bancorp Fund Services, LLC (May 2006 to present).

Emily R. Enslow, Esq. (age 29) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Secretary	Indefinite term since September 2015 .
Assistant Vice President, U.S. Bancorp Fund Services, LLC (July 2013 – present); Proxy Voting Coordinator and Class Action Administrator, Artisan Partners Limited Partnership (September 2012 – July 2013); Legal Internship, Artisan Partners Limited Partnership (February 2012 – September 2012); J.D. Graduate, Marquette University Law School (2009-2012).

The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

As of January 31 , 201 6 , the Trust was comprised of 47 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds and the O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund, O’Shaughnessy Small/Mid Cap Growth Fund, O’Shaughnessy Emerging Markets Fund, O’Shaughnessy Global Equity Fund, and the O’Shaughnessy International Equity Fund (the “O’Shaughnessy Funds”).  The O’Shaughnessy Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Compensation

The Independent Trustees receive an annual retainer of $ 8 0,000 allocated among each of the various portfolios comprising the Trust, an additional $5,000 per regularly scheduled Board meeting, and an additional $500 per telephonic board meeting, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings.  The lead Independent Trustee and chair of the Audit Committee each receive a separate annual fee of $10,000 and $5,000, respectively, provided that the separate fee for the chair of the Audit Committee will be waived if the same individual serves as both lead Independent Trustee and Audit Committee chair.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees. Set forth below is the anticipated compensation to be received by the Independent Trustees for the Value Fund and Small Fund for the fiscal period ending July 31, 2016.

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	Value Fund Anticipated Aggregate Compensation	Small Cap Fund Anticipated Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Anticipated Total Compensation from Fund Complex Paid to Trustees(1)
Independent Trustee
Gail S. Duree	$ 995	$ 995	None	None	$ 1,990
George J. Rebhan	$ 1,043	$ 1,043	None	None	$ 2,086
George T. Wofford	$ 948	$ 948	None	None	$ 1,896
Raymond B. Woolson	$948	$948	None	None	$1,896
Interested Trustee
Joe D. Redwine	None	None	None	None	None

(1)
There are currently numerous series comprising the Trust.  The term “Fund Complex” refers only to the O’Shaughnessy Funds, and not to any other series of the Trust.  For the fiscal period ending July 31, 2016, aggregate Independent Trustees’ fees and expenses are estimated in an amount of $ 207 ,500.

Additional Information Concerning Our Board of Trustees

The Role of the Board

The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s investment advisers, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the advisers, distributor, administrator, custodian and transfer agent.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a CCO who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

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Board Leadership Structure

The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  It has established three standing committees, an Audit Committee, a Nominating Committee, and a Qualified Legal Compliance Committee (the “QLCC”), which are discussed in greater detail under “Board Committees,” below.  Currently, more than seventy-five (75%) of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Advisor or its affiliates or any other investment adviser in the Trust, and each of the Audit Committee, Nominating Committee and QLCC are comprised entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Chairman of the Board is the Chief Executive Officer of the Trust and a Trustee; he is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s “Distributor” and principal underwriter.  He is also the President and CEO of the Administrator to the Trust.  The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the funds in the Trust.  The Trust has appointed George J. Rebhan as lead Independent Trustee, who acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as chair during executive sessions of the Independent Trustees.

The Board reviews its structure annually.  The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust.  The Board has also determined that the appointment of a lead Independent Trustee, the function and composition of the Audit Committee, the Nominating Committee, and the QLCC are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management

As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets regularly with the CCO to discuss compliance and operational risks.  The Audit Committee also meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the Advisor and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.

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Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years.  They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Gail S. Duree.  Ms. Duree has served as a trustee and chair on a mutual fund board and is experienced in financial, accounting and investment matters through her experience as past audit committee chair of a mutual fund complex as well as through her service as Treasurer of a major church from 1999 to 2009.  Ms. Duree also serves as director of a collegiate housing management company and has served as a director of a philanthropic organization where she sat as chair of the finance committee.  Ms. Duree serves as the Trust’s Audit Committee Financial Expert.

George J. Rebhan.  Mr. Rebhan has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of E*Trade Funds and as President of the Hotchkis and Wiley mutual fund family.  Mr. Rebhan also has substantial investment experience through his former association with a registered investment adviser.

Joe D. Redwine.  Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his position as President and CEO of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has extensive experience consulting with investment advisers regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.

George T. Wofford.  Mr. Wofford is experienced in financial, accounting, regulatory and investment matters through his executive experience as a Senior Vice President of Federal Home Loan Bank of San Francisco (“FHLB-SF”) where he was involved with the development of FHLB-SF’s information technology infrastructure as well as legal and regulatory financial reporting.

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Raymond B. Woolson .  Mr. Woolson has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his experience as Lead Independent Trustee and Audit Committee Chair for the Doubleline Funds as well as through his service as President of Apogee Group, Inc., a company providing financial consulting services.  Mr. Woolson also has substantial mutual fund operations, financial and investment experience through his prior service in senior and management positions in the mutual fund industry, including service as Senior Managing Director in Investment Management for Mass Mutual Life Insurance Company, where he oversaw fund accounting, fund administration and client services and also served as Chief Financial Officer and Treasurer for various funds and other investment products, as well as prior positions where he provided management consulting services to the mutual fund industry and the investment management areas of the banking and insurance industries.

Board Committees

The Trust has established the following three standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC and the Nominating Committee.  There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice.  The Trust’s committee structure is specifically not intended or designed to prevent or mitigate each Fund’s investment risks.  Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  Ms. Duree is the Chairperson of the Audit Committee.  The Audit Committee meets regularly with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of each Fund’s pricing and financial reporting.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee is comprised of all of the Independent Trustees.  It does not include any interested trustees.  Mr. Wofford is the Chairman of the Nominating Committee.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s Amended and Restated By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.

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Additionally, the Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of representatives from the Administrator’s staff.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed.

Trustee Ownership of Fund Shares and Other Interests

No Trustee beneficially owned shares of the Fund as of the calendar year ended December 31, 2015.

As of December 31, 2015, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Distributor, as defined below, or an affiliate of the Adviser or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates.  In addition, during the  two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

CODES OF ETHICS

The Trust, the Adviser and the Distributor, as defined below, have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, access persons of the Adviser and Distributor to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight.  The Proxy Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Proxy Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Funds, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser, as a matter of policy and as a fiduciary to its clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of its clients.  The Adviser maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about its proxy policies and practices. To fulfill its responsibility, the Adviser has retained the use of third party service providers.  These third party service providers include Risk Metrics Group and Broadridge Investor Communication Solutions, Inc.  Absent mitigating circumstances and/or conflicts of interest, it is the general policy that proxy votes will be consistent with the recommendation of the senior management of the issuer.  Additionally, the Adviser will monitor corporate actions of individual issuers and investment companies to ensure that the proxies are voted in the best interests of the shareholders.

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The Trust is required to file a Form N-PX, with each Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  Form N-PX for the Funds will be available without charge, upon request, by calling toll-free 1-877-291-7827 and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of that Fund.  Since the Funds were not operational prior to the date of this SAI, there were no principal shareholders or control persons and the Trustees and officers of the Trust as a group did not own more than 1% of any Funds’ outstanding shares.

INVESTMENT ADVISER

O’Shaughnessy Asset Management, LLC, located at 6 Suburban Avenue, Stamford, Connecticut 06901, acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  O’Shaughnessy Family Partners, LLC, of which Mr. James O’Shaughnessy is the majority owner through his 70% ownership interest, owns 71% of the Adviser and is, therefore, a control person of the Adviser.  Mr. O’Shaughnessy is the Chairman and CEO of the Adviser as well as Chief Investment Officer and the Lead Portfolio Manager of the Funds.

After its initial two year term, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of a Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

In addition to the management fees payable to the Adviser, each Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund’s shareholders and the Trust’s Board that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Adviser or Administrator; insurance premiums on property or personnel of the Fund which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Fund or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Fund); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

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Though the Funds are responsible for their own operating expenses, the Adviser has agreed to waive a portion or all of its management fees (excluding acquired fund fees and expenses (“AFFE”), interest, taxes and other expenses) and pay Fund expenses for both Funds through at least November 27, 2017, to the extent necessary to limit each Fund’s aggregate annual operating expenses (excluding AFFE, interest, taxes and extraordinary expenses) to the limits set forth in the annual fund operating expenses tables of the Prospectus.  The Adviser may not recoup fee waivers and expense payments made under the expense limitation in future periods.  Fee waiver and expense payment obligations are calculated daily and paid monthly, at an annual rate expressed as a percentage of a Fund’s average daily net assets.

PORTFOLIO MANAGERS

The Funds are managed by Messrs. James O’Shaughnessy and Christopher Meredith who each serve as co-portfolio managers of the Funds.  The following table provides information regarding other accounts managed by Mr. O’Shaughnessy as of November 30, 2015:

Category of Account	Total Number of Accounts Managed (excluding the Funds)	Total Assets in Accounts Managed	Number of Accounts for Which Advisory Fee is Based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Non-U.S. Registered Investment Companies	8	$2,913.7 million	0	$0
Other Pooled Investment Vehicles	1	$34.9 million	0	$0
Other Accounts	3,280	$2,744.7 million	1	$48 million

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The following table provides information regarding other accounts managed by Mr. Meredith as of November 30, 2015:

Category of Account	Total Number of Accounts Managed (excluding the Funds)	Total Assets in Accounts Managed	Number of Accounts for Which Advisory Fee is Based on Performance	Assets in Accounts for Which Advisory Fee is Based on Performance
Non-U.S. Registered Investment Companies	8	$2,913.7 million	0	$0
Other Pooled Investment Vehicles	1	$34.9 million	0	$0
Other Accounts	3,280	$2,744.7 million	1	$48 million

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest.  For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from a Fund, or it may receive a performance-based fee on certain accounts.  In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over such Fund.  Except as described above, the portfolio managers of each Fund do not currently manage assets for other investment companies, pooled investment vehicles or other accounts that charge a performance fee.  In addition, a conflict of interest could exist to the extent the Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Adviser’s employee benefits and/or deferred compensation plans.  The portfolio manager may have an incentive to favor these accounts over others.  If the Adviser manages accounts that engage in short sales of securities of the type in which a Fund invests, the Adviser could be seen as harming the performance of such Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.  The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Portfolio Manager Compensation Structure

Portfolio managers of the Funds receive a combination of base compensation and discretionary compensation, comprised of a cash bonus and several deferred compensation programs described below.  The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

Base salary compensation.  Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.

Discretionary compensation.  In addition to base compensation, portfolio managers may receive discretionary compensation.  Discretionary compensation can include: (i) cash bonus and (ii) equity in O’Shaughnessy Asset Management, LLC.  Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances.  These factors include: (i) revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager; (ii) contribution to the business objectives of the Adviser; (iii) market compensation survey research by independent third parties; and (iv) other qualitative factors, such as contributions to client objectives.

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Ownership of Securities.  As of the date of this SAI, the portfolio managers did not beneficially own any shares of the Funds as the Funds had not commenced operations.

SERVICE PROVIDERS

Fund Administrator, Transfer Agent and Fund Accountant

Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, (“USBFS” or “Administrator) located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Administrator to the Funds.  USBFS provides certain services to the Funds including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

USBFS also acts as transfer agent (the “Transfer Agent”), dividend disbursing agent and fund accountant under separate agreements.  Additionally, the Administrator provides CCO services to the Trust under a separate agreement.  The cost of the CCO services is allocated to the Funds and approved by the Board annually.

Custodian

Pursuant to a Custody Agreement between the Trust and U.S. Bank National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), the Custodian serves as the custodian of the Funds’ assets, holds the Funds’ portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties.  The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.

The Custodian and Administrator do not participate in decisions relating to the purchase and sale of securities by the Funds.  The Administrator, Transfer Agent, Custodian and the Funds’ Distributor (as defined below) are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

Independent Registered Public Accounting Firm and Legal Counsel

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103 , is the independent registered public accounting firm for the Funds whose services include auditing the Funds’ financial statements and the performance of related tax services.

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Schiff Hardin LLP, 666 Fifth Avenue, Suite 1700, New York 10103, serves as counsel to the Trust and provides counsel on legal matters relating to the Funds.   Schiff Hardin also serves as independent legal counsel to the Board of Trustees.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute each Fund’s portfolio transactions.  Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will seek best execution.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services.  The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Funds, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of each Fund subject to rules adopted by FINRA and the SEC.

While it is the Funds’ general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for each Fund, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, as amended, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.

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Investment decisions for each Fund are made independently from those of other client accounts or mutual funds managed or advised by the Adviser.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts or mutual funds.  In such event, the position of the Funds and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts or mutual funds seek to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that the Funds are purchasing or selling, each day’s transactions in such security will be allocated between the Funds and all such client accounts or mutual funds in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a clients appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Funds’ distributor, provides certain administration services and promotes and arranges for the sale of Fund shares.  The offering of each Fund’s shares is continuous.  The Distributor is a registered broker-dealer and member of FINRA.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of the Funds’ shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

SHAREHOLDER SERVICING PLAN

Shareholder Servicing Plan

In addition, the Board approved the implementation of a Shareholder Servicing Plan (the “Servicing Plan”) separate and distinct from the Plan, under which the Adviser will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, Class I shares of the Funds will pay the Adviser a monthly fee at an annual rate of up to 0.25% of the Funds’ average daily net assets.  The Adviser will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a “Participating Organization”) out of the fees the Adviser receives from the Funds under the Servicing Plan to the extent that the Participating Organization performs shareholder servicing functions for each Fund’s shares owned by its customers.

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DETERMINATION OF SHARE PRICE

The NAV per share of each Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time), each day the NYSE is open for business.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, each Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Debt securities are valued on the basis of valuations provided by independent third-party pricing services, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board.  Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

The securities in each Fund’s portfolio, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

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ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectuses regarding the purchase and redemption of Fund shares.

How to Buy Shares

In addition to purchasing shares of the Funds by mail or by telephone, you may purchase shares of the Funds from securities brokers, dealers or financial intermediaries (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  The Funds may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of the Funds.  Financial Intermediaries may be authorized by the Funds’ principal underwriter to designate other brokers and financial intermediaries to accept orders on the Funds’ behalf.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements.  Each Fund will be deemed to have received a purchase order when a Financial Intermediary or, if applicable, a Financial Intermediary’s authorized designee, receives the order.

The public offering price of Class I shares it is the NAV per share.  Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form, as discussed in the Funds’ Prospectus.  In order to receive that day’s public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Funds’ shares, and (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the distributor such rejection is in the best interest of the Funds.

Additionally, the Adviser may waive the initial minimum in certain circumstances, including but not limited to the following:

●
current and retired employees, directors/trustees and officers of the Trust, the Adviser and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);

●	any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Adviser and its affiliates;

●
current employees of the Transfer Agent, broker-dealers who act as selling agents for the Fund, intermediaries that have marketing agreements in place with the Adviser and the immediate family members of any of them;

●	registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Funds’ distributor;

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●	qualified broker-dealers who have entered into an agreement with the Funds’ distributor; and

●	existing clients of the Adviser, their employees and immediate family members of such employees.

The initial minimum investment for Class I shares may also be waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform, provided the aggregate value of such accounts invested in Class I shares is at least $1 million or is anticipated by the Adviser to reach $1 million.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser and the Board.

Automatic Investment Plan

As discussed in the Prospectus, the Funds provide an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of the Funds on a regular basis.  All record keeping and custodial costs of the AIP are paid by the Funds.  The market value of a Fund’s shares is subject to fluctuation.  Prior to participating in the AIP the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your Financial Intermediary.  The Funds will be deemed to have received a redemption order when a Financial Intermediary or, if applicable, a Financial Intermediary’s authorized designee, receives the order.  Shares held less than ninety calendar days are subject to a redemption fee as explained in the Prospectuses.

Payments to shareholders for shares of a Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectuses, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of a Fund’s portfolio securities at the time of redemption or repurchase.

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Telephone Redemptions

Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder the Funds or their authorized agents may carry out the instructions and/or to respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Funds and their agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If the Transfer Agent fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, that to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact the Transfer Agent.

Redemptions In-Kind

The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets).  The Funds have reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash.  A distribution in-kind is a taxable event.

The Funds do not intend to hold any significant percentage of its portfolio in illiquid securities, although the Funds, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid.  In the unlikely event a Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio.  If a Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption.  The Funds do not anticipate that they would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request.  If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely.  Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law.  Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

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Class I Shares

Class I shares of the Funds are subject to a shareholder servicing plan fee of up to 0.25% of average daily net assets and are offered without any sales charge on purchases or sales and without any ongoing distribution fee.

A redemption fee of 2.00%, based on the redeemed share’s market value, will be imposed on redemptions of Class I shares of the Fund held for 90 calendar days or less after purchase, using the FIFO method.

Class I shares are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate, or educational, religious or charitable institution) with assets of at least $1 million, (ii) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (iii) fee-based investment programs with assets of at least $1 million, and (iv) qualified state tuition plan (529 plan) accounts.

Class I share participants in tax-exempt retirement plans must contact the plan’s administrator to purchase shares. For plan administrator contact information, participants should contact their respective employer’s human resources department. Class I share participants in fee-based investment programs should contact the program’s administrator or their financial adviser to purchase shares. Transactions generally are effected on behalf of a tax-exempt retirement plan participant by the administrator or a custodian, trustee or record keeper for the plan and on behalf of a fee-based investment program participant by their administrator or financial adviser. Class I shares institutional clients may purchase shares either directly or through an authorized dealer.

DISTRIBUTIONS AND TAX INFORMATION
Distributions

Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually.  Also, the Funds typically distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, the Funds will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund, as a series of the Trust, has elected to qualify and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to comply with all applicable requirements regarding the source of its income, diversification of its assets and the timing and amount of distributions.  Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes.  However, each Fund can give no assurances that distributions will be sufficient to eliminate all taxes at the Fund level.  To avoid the nondeductible excise tax, a Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 of such year, and (iii) any amounts from the prior calendar year that were not distributed and on which no federal income tax was paid by a Fund or shareholders.

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In order to qualify as a regulated investment company, a Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  A Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of a Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of a Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that a Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  A Fund also must distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of a Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of a Fund’s net tax-exempt interest, if any.

Net investment income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of a Fund.  Capital losses sustained and not used in a taxable year may be carried forward indefinitely to offset income of a Fund in future years.

Distributions of net investment income and net short term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by a Fund , depending on the compositions of its underlying investments , may be qualified dividend income currently eligible for taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend.  The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year.  In view of each Fund’s investment policies, it is not clear to what extent dividends from domestic corporations will be part of each Fund’s gross income and therefore, whether distributions by each Fund may be eligible for qualified dividend income treatment for individual shareholder or for the dividends-received deduction for corporate shareholders.  The dividends-received deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt financed or are held for less than 46 days.

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Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time a shareholder held his or her Fund shares.  Capital gain distributions are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.  Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received generally equal to the net asset value of a share on the reinvestment date.  Distributions generally are taxable when received or deemed to be received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

The Funds may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon the redemption or sale of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six month period.  Any loss realized upon a redemption or sale may be disallowed under certain wash sale rules to the extent shares of a Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, the Funds will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.  Most corporations are exempt from backup withholding.  If the withholding provisions are applicable, any such distributions and proceeds, whether received in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal tax liability if proper documentation is timely provided.  The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

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The Foreign Account Tax Compliance Act (“FATCA”)

A 30% withholding tax on the Funds’ distributions, including capital gain distributions, and on gross proceeds from the sale or other disposition of shares of the Funds generally applies if paid to a foreign entity unless:  (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA.  If applicable, and subject to any intergovernmental agreement, withholding under FATCA is required:  (i) with respect to certain distributions from your Funds; and (ii) with respect to certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares that occur on or after January 1, 2019.  If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction.  The Funds will not pay any additional amounts in respect to amounts withheld under FATCA.  You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

This discussion and the related discussion in the Prospectus have been prepared by Fund management.  It has not been reviewed or approved by the Internal Revenue Service.  The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders.  No attempt has been made to discuss the tax consequences to particular investors and this discussion should not be construed as applicable to all shareholders’ tax situations.  Investors should consult their own tax advisers to determine the suitability of the Funds and the applicability of any state, local or foreign taxation.  No rulings with respect to tax matters of the Funds will be sought from the Internal Revenue Service.   Schiff Hardin LLP has expressed no opinion in respect of the foreign or tax information in the Prospectus or SAI.

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. Such payments may be divided into categories as follows:

Support Payments.  Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and financial intermediaries and its sales representatives.  Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.  The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

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The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.

GENERAL INFORMATION

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds.  Each share represents an interest in that Fund proportionately equal to the interest of each other share of that Fund.  Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to the Funds, the Trust may offer more than one class of shares.  The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, detailing the attributes of each class of the Funds, and has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no pre-emptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held.  Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record.  Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

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The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

FINANCIAL STATEMENTS

Investors in the Funds will be informed of the Funds’ progress through periodic reports.  Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually.  Since the Funds have not commenced operations as of the date of this SAI, no financial statements are available.

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APPENDIX A

Corporate Bond Ratings

Moody’s Investors Service, Inc.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more.  Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.  The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s Ratings Services

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Table of Contents - Statement of Additional Information
A-1

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Risks – Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Table of Contents - Statement of Additional Information
A-2

PART C
O’Shaughnessy Market Leaders Value Fund
O’Shaughnessy Small Cap Value Fund

OTHER INFORMATION

Item 28.  Exhibits

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)
Investment Advisory Agreement dated August 16, 2010, was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(i)	Amended Schedule A to the Investment Advisory Agreement dated December 3, 2015 – filed herewith.

(e)
Distribution Agreement dated June 3, 2010, was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(i)
First Amendment dated September 22, 2011, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(ii)	Second Amendment dated December 3, 2015, to the Distribution Agreement – filed herewith.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(i)
Amendment dated September 16, 2014, to the Amended and Restated Custody Agreement was previously filed with Post-Effective Amendment No. 677 to the Trust’s Registration Statement on Form N-1A on November 24, 2015, and is incorporated herein by reference.

(ii)	Amendment dated December 3, 2015, to the Amended and Restated Custody Agreement – filed herewith.

(h)	Other Material Contracts

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated June 3, 2010, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(B)
Amendment dated September 22, 2011, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(C)	Amendment dated December 3, 2015, to the Fund Administration Servicing Agreement – filed herewith.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(B)
Amendment dated June 3, 2010, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(C)
Amendment dated September 22, 2011, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(D)	Amendment dated December 3, 2015, to the Transfer Agent Servicing Agreement – filed herewith.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated June 3, 2010, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(B)
Amendment dated September 22, 2011, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(C)	Amendment dated December 3, 2015, to the Fund Accounting Servicing Agreement – filed herewith.

(iv)
Operating Expenses Limitation Agreement dated August 16, 2010, was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(A)
Amended Appendix A dated October 17, 2011, to the Operating Expenses Limitation Agreement was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(v)	Powers of Attorney.

(A)
Power of Attorney (O’Connor, Rebhan, Redwine and Wofford) dated December 11, 2008, was previously filed with Post-Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A on January 23, 2009, and is incorporated herein by reference.

(B)
Power of Attorney (Duree) dated January 29, 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(C)
Power of Attorney (Woolson) dated January 15, 2016 was previously filed with Post-Effective Amendment No. 698 to the Registration Statement on Form N-1A on February 12, 2016, and is incorporated herein by reference.

(vi)
Shareholder Servicing Plan dated August 16, 2010, was previously filed with Post-Effective Amendment No 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(A)
Amended Schedule A dated October 17, 2011, to the Shareholder Servicing Plan was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(vii)	Shareholder Servicing Plan (O’Shaughnessy Market Leaders Value Fund and O’Shaughnessy Small Cap Value Fund) dated December 3, 2015 – filed herewith.

(i)	Legal Opinions.

(i)
Legal Opinion dated August 16, 2010, for O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund, O’Shaughnessy Small/Mid Cap Growth Fund, O’Shaughnessy Global Equity Fund and O’Shaughnessy International Equity Fund was previously filed with Post-Effective Amendment No. 328 to the Registration Statement on Form N-1A on August 13, 2010, and is incorporated herein by reference.

(ii)
Legal Opinion dated October 11, 2011, for O’Shaughnessy Emerging Markets Fund was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(iii)	Legal Opinion for O’Shaughnessy Market Leaders Value Fund and O’Shaughnessy Small Value Fund – filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)
Rule 12b-1 Distribution and Service Plan was previously filed with Post-Effective Amendment No. 323 to the Registration Statement on Form N-1A on June 16, 2010, and is incorporated herein by reference.

(i)
Amended Schedule B dated October 17, 2011, to the Rule 12b-1 Distribution and Service Plan was previously filed with Post-Effective Amendment No. 384 to the Registration Statement on Form N-1A on October 11, 2011, and is incorporated herein by reference.

(n)
Amended and Restated Rule 18f-3 Multiple Class Plan dated July 9, 2014, was previously filed with Post-Effective Amendment No. 623 to the Registration Statement on Form N-1A on November 25, 2014, and is incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics for the Registrant dated March 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(ii)
Code of Ethics for Adviser dated April 2015, was previously filed with Post-Effective Amendment No. 677 to the Trust’s Registration Statement on Form N-1A on November 24, 2015, and is incorporated herein by reference

(iii)
Code of Ethics for Access Persons of Quasar Distributors, LLC dated March 17, 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”), such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Adviser.

With respect to the Adviser, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-68177), dated December 17, 2015.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Aegis Funds	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	LKCM Funds
Alpha Architect ETF Trust	LoCorr Investment Trust
Alpine Equity Trust	Lord Asset Management Trust
Alpine Income Trust	MainGate Trust
Alpine Series Trust	Managed Portfolio Series
Angel Oak Funds Trust	Matrix Advisors Value Fund, Inc.
Appleton Funds	Merger Fund
Barrett Opportunity Fund, Inc.	Monetta Trust

Bridge Builder Trust	Nicholas Family of Funds, Inc.
Bridges Investment Fund, Inc.	Oaktree Funds
Brookfield Investment Funds	Permanent Portfolio Family of Funds, Inc.
Brown Advisory Funds	Perritt Funds, Inc.
Buffalo Funds	PRIMECAP Odyssey Funds
CG Funds Trust	Professionally Managed Portfolios
Compass EMP Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Purisima Funds
Evermore Funds Trust	Rainier Investment Management Mutual Funds
FactorShares Trust	RBC Funds Trust
First American Funds, Inc.	Series Portfolio Trust
FundX Investment Trust	Stone Ridge Trust
Glenmede Fund, Inc.	Stone Ridge Trust II
Glenmede Portfolios	Stone Ridge Trust III
Greenspring Fund, Inc.	Thompson IM Funds, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	Trust for Advised Portfolios
Hennessy Funds Trust	USA Mutuals
Horizon Funds	Wall Street Fund, Inc.
Hotchkis & Wiley Funds	Westchester Capital Funds
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	YCG Funds

 (b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None
(1)   This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)   This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)   This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

                (c)      Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212

Registrant’s Investment Adviser	O’Shaughnessy Asset Management, LLC 6 Suburban Avenue Stamford, CT 06901-2012

Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, WI 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 699 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 699 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 24th day of February, 2016.

Advisors Series Trust

By:	/s/ Douglas G. Hess
Douglas G. Hess
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 699 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

Gail S. Duree*		Trustee	February 24, 2016
Gail S. Duree

George Rebhan*		Trustee	February 24, 2016
George Rebhan

George T. Wofford*		Trustee	February 24, 2016
George T. Wofford

Raymond B. Woolson*		Trustee	February 24, 2016
Raymond B. Woolson

Joe D. Redwine*		Trustee, Chairman and Chief	February 24, 2016
Joe D. Redwine		Executive Officer

/s/ Cheryl L. King		Treasurer and Principal	February 24, 2016
Cheryl L. King		Financial Officer

/s/ Douglas G. Hess		President and Principal	February 24, 2016
Douglas G. Hess		Executive Officer

*By:	/s/ Douglas G. Hess		February 24, 2016
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.

Amended Schedule A to the Investment Advisory Agreement	EX.99.d.i
Second Amendment to the Distribution Agreement	EX.99.e.ii
Amendment to the Amended and Restated Custody Agreement	EX.99.g.ii
Amendment to the Fund Administration Agreement	EX.99.h.i.C
Amendment Transfer Agent Servicing Agreement	EX.99.h.ii.d
Amendment to the Fund Accounting Servicing Agreement	EX.99.h.iii.C
Shareholder Servicing Plan	EX.99.h.vii
Opinion of Counsel	EX.99.i.iii
Consent of Independent Registered Public Accounting Firm	EX.99.j